UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08572

                               BISHOP STREET FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02109
                    (Address of principal executive offices)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-262-9565

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2008

                     DATE OF REPORTING PERIOD: JUNE 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

(GRAPHIC)

                                 BISHOP STREET
                                     FUNDS

                              SEMI-ANNUAL REPORT

                              JUNE 30, 2008


                              STRATEGIC GROWTH FUND

                              LARGE CAP CORE EQUITY FUND

                              HIGH GRADE INCOME FUND

                              HAWAII MUNICIPAL BOND FUND

                              MONEY MARKET FUND

                              TREASURY MONEY MARKET FUND


                              INVESTMENT ADVISER

                              BISHOP STREET

                              CAPITAL MANAGEMENT

                              (BISHOP STREET FUNDS LOGO)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge, by calling 1-800-262-9565 or by visiting the Commission's website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, by calling 1-800-262-9565 or by visiting the Funds' website at http://www.bishopstreetfunds.com or the website of the Securities and Exchange Commission.

                                  BISHOP STREET

                                TABLE OF CONTENTS

                                     FUNDS

LETTER TO SHAREHOLDERS ....................................................    2
SCHEDULES OF INVESTMENTS
   Strategic Growth Fund ..................................................    4
   Large Cap Core Equity Fund .............................................    7
   High Grade Income Fund .................................................   13
   Hawaii Municipal Bond Fund .............................................   22
   Money Market Fund ......................................................   32
   Treasury Money Market Fund .............................................   35
STATEMENTS OF ASSETS AND LIABILITIES ......................................   36
STATEMENTS OF OPERATIONS ..................................................   38
STATEMENTS OF CHANGES IN NET ASSETS .......................................   40
FINANCIAL HIGHLIGHTS ......................................................   44
NOTES TO FINANCIAL STATEMENTS .............................................   48
DISCLOSURE OF FUND EXPENSES ...............................................   59
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS ...............   61

                                  BISHOP STREET

                             LETTER TO SHAREHOLDERS

                                     FUNDS

(PHOTO OF MICHAEL K. HIRAI)

Dear Shareholder:

The first six months of 2008 have proven to be an extraordinary period in the financial markets. The continuation of the credit and liquidity squeeze, weak consumer spending and the prospect of a recession have all weighed heavily on the global equity markets. Investment grade bonds and money markets provided some comfort and protection from the storm, but the rout has continued and has threatened the safety and soundness of our banking system.

ECONOMIC WORRIES WEIGHED HEAVILY ON THE U.S. AND GLOBAL EQUITY MARKETS

For the first half of the year, the broad U.S. stock market declined 11.9% amid looming fears of an economic recession. The housing market continued its slide putting further pressure on both lenders and borrowers. Home prices have plunged 18% from their recent highs and fell almost 8% during the first quarter 2008 alone -- the biggest quarterly drop in twelve years. International stocks managed to outperform the U.S. markets but nearly all global equity markets registered negative returns.

A FLIGHT TO SAFETY IN THE BOND MARKET

Year to date, bonds have fared much better than stocks though their performance has not been consistent across all sectors. After a strong showing in the first three months of the year, the broad taxable bond market has returned just +1.1% so far in 2008. Much of that return came from U.S. Treasuries as credit worries in the financial sector continued to weigh heavily on the lending markets.

The Federal Reserve responded decisively to the weakness in the credit markets and the broad economy by slashing its target rate five times so far this year, leaving the federal funds rate at 2% -- the lowest level since December 2004.

Bishop Street Funds                    2

                                                      (BISHOP STREET FUNDS LOGO)

BALANCE AND FOCUS ARE THE KEYS TO SUCCESSFUL LONG-TERM INVESTING

The past six months have been a disappointment to investors, but we wish to remind our shareholders to keep a steady hand and not lose focus on their long-term objectives. As always, the key to investment success lies in holding a diversified mix of stocks, bonds, and money market funds that is consistent with your long-term goals, time horizon, and risk tolerance.

The Bishop Street Funds offers you selected stock, bond and money market alternatives that can be used as an integral part of your overall investment program. Many of the stock fund holdings in the Strategic Growth Fund and the Large Cap Core Fund have attractive earnings and income profiles adding to their good long-term growth potential. Our High Grade Income Fund and Hawaii Municipal Bond Fund hold high-quality fixed income securities that provide you with stable and predictable income cash flows and our prime Money Market Fund and Treasury Money Market Fund provide stable values and safety.

Balance and focus will help you achieve your long-term investment goals.

Thank you for your continued confidence in the Bishop Street Funds.

Sincerely,


/s/ Michael K. Hirai
Michael K. Hirai, CFA, CPA
President and Director
Bishop Street Capital Management
July 22, 2008

June 30, 2008                          3               www.bishopstreetfunds.com

Strategic Growth Fund                                                (UNAUDITED)

                            TOP TEN EQUITY HOLDINGS+

                                 Percentage of
                                  Investments
                                 -------------
 1. Williams                           2.3%
 2. Baxter International               2.3%
 3. Transocean                         2.3%
 4. McDermott International            2.3%
 5. Accenture Ltd., Cl A               2.2%
 6. Gilead Sciences                    2.2%
 7. Danaher                            2.1%
 8. Thermo Fisher Scientific           2.1%
 9. National Oilwell Varco             2.1%
10. Molson Coors Brewing, Cl B         2.1%

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Information Technology   23.2%
Health Care              18.7%
Industrials              18.1%
Consumer Dicretionary    13.5%
Energy                   10.8%
Financials                7.6%
Consumer Staples          5.8%
Materials                 1.9%
Short-Term Investments    0.4%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

                            SCHEDULE OF INVESTMENTS

                                                                     Market
                                                                     Value
Shares                                                                (000)
------                                                              --------
                             COMMON STOCK -- 99.9%
CONSUMER DISCRETIONARY -- 13.5%
    44,400   Apollo Group, Cl A*                                    $  1,965
    61,800   Coach*                                                    1,785
    48,000   GameStop, Cl A*                                           1,939
    38,400   McDonald's                                                2,159
    32,100   Nike, Cl B                                                1,913
    65,100   TJX                                                       2,049
   115,440   Wyndham Worldwide                                         2,068
                                                                    --------
                                                                      13,878
                                                                    --------

Bishop Street Funds                    4

Strategic Growth Fund                                                (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                  (CONTINUED)

                                                                     Market
                                                                     Value
Shares                                                                (000)
------                                                              --------
CONSUMER STAPLES -- 5.9%
    53,313   CVS                                                    $  2,110
    60,100   Hansen Natural*                                           1,732
    39,800   Molson Coors Brewing, Cl B                                2,162
                                                                    --------
                                                                       6,004
                                                                    --------
ENERGY -- 10.8%
    24,400   National Oilwell Varco*                                   2,165
    23,600   Occidental Petroleum                                      2,121
    36,700   Suncor Energy                                             2,133
    15,221   Transocean                                                2,319
    58,700   Williams                                                  2,366
                                                                    --------
                                                                      11,104
                                                                    --------
FINANCIALS -- 7.7%
    36,600   ACE                                                       2,016
    65,600   Nasdaq Stock Market*                                      1,742
    23,700   Nymex Holdings                                            2,002
    32,900   State Street                                              2,105
                                                                    --------
                                                                       7,865
                                                                    --------
HEALTH CARE -- 18.7%
    51,400   Aetna                                                     2,083
    36,600   Baxter International                                      2,340
    25,100   Becton Dickinson                                          2,041
    59,900   Cigna                                                     2,120
    32,600   Express Scripts*                                          2,045
    28,400   Genzyme*                                                  2,045
    42,300   Gilead Sciences*                                          2,240
   108,200   Schering-Plough                                           2,130
    39,100   Thermo Fisher Scientific*                                 2,179
                                                                    --------
                                                                      19,223
                                                                    --------
INDUSTRIALS -- 18.1%
    28,300   Danaher                                                   2,187
    33,600   ITT                                                       2,128
    20,300   Lockheed Martin                                           2,003
    34,300   Manpower                                                  1,998
    37,300   McDermott International*                                  2,308
    19,600   Precision Castparts                                       1,889
    49,600   Tyco International                                        1,986
    32,200   United Technologies                                       1,987
    25,700   W.W. Grainger                                             2,102
                                                                    --------
                                                                      18,588
                                                                    --------

June 30, 2008                          5               www.bishopstreetfunds.com

Strategic Growth Fund                                                (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                  (CONTINUED)

                                                                     Market
                                                                     Value
Shares                                                                (000)
------                                                              --------
INFORMATION TECHNOLOGY -- 23.2%
    56,500   Accenture Ltd., Cl A                                   $  2,301
    56,700   Akamai Technologies*                                      1,973
    79,900   Corning                                                   1,842
     3,800   Google, Cl A*                                             2,000
    46,700   Hewlett-Packard                                           2,065
    29,100   MEMC Electronic Materials*                                1,791
    68,300   Microsoft                                                 1,879
    95,700   Oracle*                                                   2,010
    43,700   Qualcomm                                                  1,939
    94,100   Red Hat*                                                  1,947
   101,700   Symantec*                                                 1,968
    60,600   Western Digital*                                          2,092
                                                                    --------
                                                                      23,807
                                                                    --------
MATERIALS -- 2.0%
    15,800   Monsanto                                                  1,998
                                                                    --------
TOTAL COMMON STOCK (Cost $98,987)                                    102,467
                                                                    --------
                          CASH EQUIVALENTS (A) -- 0.3%
   180,175   Dreyfus Cash Management Fund, Institutional Shares,
             2.660%                                                      180
   180,175   Fidelity Institutional Money Market Portfolio,
             Institutional Shares, 2.600%                                180
                                                                    --------
TOTAL CASH EQUIVALENTS (Cost $360)                                       360
                                                                    --------
TOTAL INVESTMENTS (Cost $99,347) -- 100.2%                          $102,827
                                                                    ========

PERCENTAGES ARE BASED ON NET ASSETS OF $102,586 ($ THOUSANDS).

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2008.

CL -- CLASS

LTD. -- LIMITED

COST FIGURES ARE SHOWN IN THOUSANDS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds                    6

Large Cap Core Equity Fund                                           (UNAUDITED)

                            TOP TEN EQUITY HOLDINGS+

                                      Percentage of
                                       Investments
                                      -------------
 1. Chevron                                2.6%
 2. Microsoft                              2.4%
 3. Johnson & Johnson                      2.2%
 4. International Business Machines        1.8%
 5. AT&T                                   1.8%
 6. Apple                                  1.8%
 7. Procter & Gamble                       1.7%
 8. JPMorgan Chase                         1.7%
 9. Cisco Systems                          1.7%
10. Wal-Mart Stores                        1.6%

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Information Technology   17.8%
Energy                   17.2%
Financials               13.9%
Health Care              13.2%
Industrials              12.6%
Consumer Staples          9.0%
Consumer Discretionary    8.2%
Materials                 3.8%
Telecommunications        2.9%
Utilities                 1.1%
Short-Term Investments    0.3%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS. EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

                             SCHEDULE OF INVESTMENTS

                                                                     Market
                                                                      Value
Shares                                                                (000)
------                                                              --------
                             COMMON STOCK -- 99.5%
CONSUMER DISCRETIONARY -- 8.3%
    14,310   Best Buy                                               $    567
     9,600   Carnival (A)                                                316
    16,510   Coach*                                                      477
    25,920   Comcast, Cl A                                               492
    23,200   Expedia*                                                    426
     5,400   Garmin (A)                                                  231
     8,400   International Game Technology                               210
    15,700   Johnson Controls                                            450

June 30, 2008                          7               www.bishopstreetfunds.com

Large Cap Core Equity Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (continued)

                                                                     Market
                                                                      Value
Shares                                                                (000)
------                                                              --------
CONSUMER DISCRETIONARY -- (CONTINUED)
     9,000   Kohl's*                                                $    360
    14,820   Liberty Media-Entertainment*                                359
    19,140   Lowe's                                                      397
    30,900   News, Cl A                                                  465
     9,100   Omnicom Group                                               408
     5,500   Sherwin-Williams                                            253
    19,100   Staples                                                     454
    25,720   Time Warner                                                 381
     5,600   VF                                                          398
     9,160   Viacom, Cl B*                                               280
                                                                    --------
                                                                       6,924
                                                                    --------
CONSUMER STAPLES -- 8.9%
    21,390   Archer-Daniels-Midland                                      722
     6,810   Costco Wholesale                                            478
    14,910   PepsiCo                                                     948
    16,910   Philip Morris International                                 835
    23,650   Procter & Gamble                                          1,438
    16,820   SYSCO                                                       463
    24,650   Tyson Foods, Cl A                                           368
    26,730   Walgreen                                                    869
    24,030   Wal-Mart Stores                                           1,351
                                                                    --------
                                                                       7,472
                                                                    --------
ENERGY -- 17.1%
     9,670   Apache                                                    1,344
    12,100   Cameron International*                                      670
     6,500   Canadian Natural Resources                                  652
    17,700   Chesapeake Energy (A)                                     1,167
    21,960   Chevron                                                   2,177
     8,700   Devon Energy                                              1,045
    35,300   El Paso                                                     767
    19,600   Halliburton                                               1,040
    19,720   Marathon Oil                                              1,023
    10,120   National Oilwell Varco*                                     898
    16,000   Nexen                                                       636
    11,600   Peabody Energy (A)                                        1,021
    33,100   Talisman Energy                                             733
    22,600   Weatherford International*                                1,121
                                                                    --------
                                                                      14,294
                                                                    --------

Bishop Street Funds                    8

Large Cap Core Equity Fund                                           (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                  (continued)

                                                                     Market
                                                                      Value
Shares                                                                (000)
------                                                              --------
FINANCIALS -- 13.8%
    11,970   ACE                                                    $    659
    10,400   Allstate                                                    474
    43,870   American International Group                              1,161
    34,290   Bank of America                                             819
    11,300   Bank of New York Mellon                                     427
    15,680   BB&T                                                        357
    11,160   Capital One Financial                                       424
     5,200   Chubb                                                       255
    60,810   Citigroup                                                 1,019
     1,200   CME Group, Cl A                                             460
     8,930   Franklin Resources                                          818
    19,120   Genworth Financial, Cl A                                    341
     2,050   Goldman Sachs Group                                         359
     9,770   Hartford Financial Services Group                           631
    30,800   Host Hotels & Resorts+                                      420
    41,820   JPMorgan Chase                                            1,435
     4,030   Legg Mason                                                  176
     4,110   Lehman Brothers Holdings (A)                                 81
    16,320   Morgan Stanley                                              589
     3,900   State Street                                                250
     9,040   Travelers                                                   392
                                                                    --------
                                                                      11,547
                                                                    --------
HEALTH CARE -- 13.1%
    11,400   Abbott Laboratories                                         604
     7,300   Allergan                                                    380
     8,400   Amgen*                                                      396
     4,850   Biogen Idec*                                                271
     8,700   Celgene*                                                    556
     3,600   Cephalon* (A)                                               240
    13,640   Coventry Health Care*                                       415
     9,600   Forest Laboratories*                                        334
     7,660   Genentech*                                                  581
    10,190   Genzyme*                                                    734
     6,800   Gilead Sciences*                                            360
    28,210   Johnson & Johnson                                         1,815
     7,520   Laboratory Corp of America Holdings*                        524
     8,200   Medtronic                                                   424
    19,700   Merck                                                       743
    35,260   Schering-Plough                                             694
     7,700   St. Jude Medical*                                           315
    23,370   UnitedHealth Group                                          613

June 30, 2008                          9               www.bishopstreetfunds.com

Large Cap Core Equity Fund                                           (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                  (CONTINUED)

                                                                     Market
                                                                     Value
Shares                                                                (000)
------                                                              --------
HEALTH CARE -- (CONTINUED)
     8,910   Wyeth                                                  $    427
     7,970   Zimmer Holdings*                                            542
                                                                    --------
                                                                      10,968
                                                                    --------
INDUSTRIALS -- 12.7%
    12,600   Boeing                                                      828
    10,420   Caterpillar                                                 769
    16,720   Dover                                                       809
    11,220   General Dynamics                                            945
    17,200   General Electric                                            459
    19,750   Illinois Tool Works                                         938
    22,660   Ingersoll-Rand, Cl A                                        848
     8,030   L-3 Communications Holdings                                 730
    18,740   Norfolk Southern                                          1,174
    12,235   Parker Hannifin                                             873
     9,500   Precision Castparts                                         915
     8,900   Questar                                                     632
    10,400   United Technologies                                         642
                                                                    --------
                                                                      10,562
                                                                    --------
INFORMATION TECHNOLOGY -- 17.8%
     7,400   Accenture Ltd., Cl A                                        301
    13,620   Adobe Systems*                                              537
    10,900   Akamai Technologies*                                        379
    8,840    Apple*                                                    1,480
    18,200   Applied Materials                                           347
    21,000   Broadcom, Cl A*                                             573
    61,510   Cisco Systems*                                            1,431
    29,360   Corning                                                     677
    38,050   EMC*                                                        559
     2,390   Google, Cl A*                                             1,258
    29,600   Intel                                                       636
    12,890   International Business Machines                           1,528
     7,930   MEMC Electronic Materials*                                  488
    74,080   Microsoft                                                 2,038
    12,845   Nvidia*                                                     240
    53,840   Oracle*                                                   1,131
    17,900   Qualcomm                                                    794
    22,100   Symantec*                                                   428
                                                                    --------
                                                                      14,825
                                                                    --------

Bishop Street Funds                   10

Large Cap Core Equity Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)


                                                                       Market
Shares/Face                                                            Value
Amount (000)                                                           (000)
------------                                                        --------
MATERIALS -- 3.8%
     8,290   Alcoa                                                  $    295
     8,200   Dow Chemical                                                286
     3,200   Eastman Chemical                                            220
    13,380   EI Du Pont de Nemours                                       574
     7,860   Freeport-McMoRan Copper & Gold, Cl B                        921
     2,100   Monsanto                                                    266
    13,590   Teck Cominco Ltd., Cl B (A)                                 652
                                                                    --------
                                                                       3,214
                                                                    --------
TELECOMMUNICATION SERVICES -- 2.9%
    45,150   AT&T                                                      1,521
     6,500   NII Holdings*                                               309
    16,020   Verizon Communications                                      567
                                                                    --------
                                                                       2,397
                                                                    --------
UTILITIES -- 1.1%
    10,090   Exelon                                                      908
                                                                    --------
TOTAL COMMON STOCK (Cost $88,493)                                     83,111
                                                                    --------
                            MASTER NOTES (B) -- 1.0%
$      455   American Honda Finance
             2.796%, 07/11/08                                            455
             Bear Stearns
       341   2.700%, 09/11/08                                            341
                                                                    --------
TOTAL MASTER NOTES (Cost $796)                                           796
                                                                    --------
                          CASH EQUIVALENTS (C) -- 1.3%
   272,670   AIM Liquid Asset Fund, 2.593% (B)                           273
   113,074   Dreyfus Cash Management Fund, Institutional Shares,
             2.660%                                                      113
   545,340   Dreyfus Institutional Cash Advantage Fund, 2.656%
             (B)                                                         545
   113,074   Fidelity Institutional Money Market Portfolio,
             2.600% Institutional Shares,                                113
                                                                    --------
TOTAL CASH EQUIVALENTS (Cost $1,044)                                   1,044
                                                                    --------

June 30, 2008                         11               www.bishopstreetfunds.com

Large Cap Core Equity Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)


 Face                                                                Market
Amount                                                                Value
 (000)                                                                (000)
------                                                              --------
                        REPURCHASE AGREEMENT (B) -- 2.0%
$    1,681   Lehman Brothers 2.580%, dated 06/30/08, to be
             repurchased on 07/01/08, repurchase price
             $1,681,579 (collateralized by various
             mortgage-backed securities ranging in par value
             $851,640-$6,801,485, 0.000%-6.500%,
             01/25/09-01/15/49, with a total market value of
             $1,849,618)
TOTAL REPURCHASE AGREEMENT (Cost $1,681)                            $  1,681
                                                                    --------
TOTAL INVESTMENTS (Cost $92,014) -- 103.8%                          $ 86,632
                                                                    ========

PERCENTAGES ARE BASED ON NET ASSETS OF $83,492 ($ THOUSANDS).

*    NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2008 WAS $3,208
     ($ THOUSANDS).

(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF JUNE 30, 2008, WAS $3,295 ($ THOUSANDS).

(C)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2008.

+    -- REAL ESTATE INVESTMENT TRUST

CL   -- CLASS

LTD. -- LIMITED

COST FIGURES ARE SHOWN IN THOUSANDS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds                   12

High Grade Income Fund                                               (UNAUDITED)

                               TOP TEN HOLDINGS+

                                                               Percentage
                                          Coupon   Maturity        of
                                           Rate      Date     Investments
                                          ------   --------   -----------
 1. U.S. Treasury Bond                    7.250%   05/15/16       4.2%
 2. U.S. Treasury Bond                    7.500%   11/15/16       2.6%
 3. U.S. Treasury Bond                    6.250%   08/15/23       2.5%
 4. U.S. Treasury Bond                    4.500%   02/15/36       2.4%
 5. FNMA MTN                              7.250%   01/15/10       2.0%
 6. General Electric Capital MTN, Ser A   5.450%   01/15/13       1.8%
 7. Abbott Laboratories                   5.600%   05/15/11       1.7%
 8. U.S. Treasury Bond                    6.375%   08/15/27       1.6%
 9. U.S. Treasury Bond                    7.250%   08/15/22       1.5%
10. FMLMC MTN                             4.250%   05/22/13       1.4%

SECTOR WEIGHTINGS+

                                  (BAR CHART)

U.S. Treasury Obligations                     25.1%
U.S. Government Agency Obligations            21.6%
Financials                                    11.2%
Consumer Discretionary                         9.8%
Energy                                         5.5%
Health Care                                    5.2%
Industrials                                    4.4%
Information Technology                         4.3%
U.S. Government Mortgage-Backed Obligations    4.3%
Utilities                                      2.2%
Materials                                      2.2%
Municipal Bonds                                2.0%
Telecommunications                             1.0%
Asset-Backed Security                          0.8%
Short-Term Investments                         0.4%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS. EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

                            SCHEDULE OF INVESTMENTS

 Face                                                                Market
Amount                                                                Value
 (000)                                                               (000)
------                                                              --------
                         CORPORATE OBLIGATIONS -- 45.2%
AEROSPACE & DEFENSE -- 3.1%
             Emerson Electric
$      500   5.250%, 10/15/18                                       $    493
             General Dynamics
     1,000   4.500%, 08/15/10                                          1,021
             Rockwell Automation
     1,200   6.700%, 01/15/28                                          1,290
             United Technologies
     1,200   6.350%, 03/01/11                                          1,263
                                                                    --------
                                                                       4,067
                                                                    --------

June 30, 2008                         13               www.bishopstreetfunds.com

High Grade Income Fund                                               (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                  (CONTINUED)

 Face                                                                Market
Amount                                                                Value
 (000)                                                                (000)
------                                                              --------
AUTO FINANCE -- 1.2%
             Toyota Motor Credit
$    1,500   5.450%, 05/18/11                                       $  1,564
                                                                    --------
AUTOMOTIVE -- 0.5%
             DaimlerChrysler NA Holding
       700   8.000%, 06/15/10                                            744
                                                                    --------
BANKS -- 3.0%
             American Express Bank
     1,400   5.500%, 04/16/13                                          1,369
             Bank of Oklahoma (B)
       500   5.750%, 05/15/17                                            495
             BHP Billiton Finance
       850   5.250%, 12/15/15                                            823
             JPMorgan Chase
     1,400   5.875%, 06/13/16                                          1,367
                                                                    --------
                                                                       4,054
                                                                    --------
BEVERAGES -- 1.0%
             PepsiCo
     1,350   4.650%, 02/15/13                                          1,370
                                                                    --------
BROADCASTING & CABLE -- 1.7%
             Comcast Cable Holdings
     1,200   7.875%, 08/01/13                                          1,288
             Turner Broadcasting System
       975   8.375%, 07/01/13                                          1,048
                                                                    --------
                                                                       2,336
                                                                    --------
CHEMICALS -- 1.2%
             Monsanto
     1,400   7.375%, 08/15/12                                          1,542
                                                                    --------
COMPUTER HARDWARE -- 4.3%
             Cisco Systems
     1,600   5.500%, 02/22/16                                          1,614
             Hewlett-Packard
     1,200   4.500%, 03/01/13                                          1,188
             IBM
     1,400   8.375%, 11/01/19                                          1,699
             Oracle
     1,200   5.250%, 01/15/16                                          1,181
                                                                    --------
                                                                       5,682
                                                                    --------

Bishop Street Funds                   14

High Grade Income Fund                                               (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                  (CONTINUED)

 Face                                                                Market
Amount                                                                Value
 (000)                                                                (000)
------                                                              --------
CONSUMER DISCRETIONARY -- 0.8%
             Costco Wholesale
$    1,000   5.500%, 03/15/17                                       $  1,015
                                                                    --------
FINANCIALS -- 4.9%
             Bear Stearns
     1,400   7.250%, 02/01/18                                          1,461
             Boeing Capital
     1,400   6.500%, 02/15/12                                          1,486
             General Electric Capital MTN, Ser A
     2,350   5.450%, 01/15/13                                          2,399
             Jefferies Group
       675   6.250%, 01/15/36                                            493
             John Deere Capital
       550   7.000%, 03/15/12                                            591
                                                                    --------
                                                                       6,430
                                                                    --------
FOOD & BEVERAGE -- 1.9%
             ConAgra Foods
     1,475   7.875%, 09/15/10                                          1,559
             General Mills
     1,000   6.000%, 02/15/12                                          1,029
                                                                    --------
                                                                       2,588
                                                                    --------
FOREIGN GOVERNMENTS -- 1.9%
             Province of Ontario Canada (F)
     1,500   2.750%, 02/22/11                                          1,467
             Republic of Italy
     1,000   5.375%, 06/12/17                                          1,058
                                                                    --------
                                                                       2,525
                                                                    --------
GENERAL MERCHANDISE -- 0.4%
             Kohl's
       500   6.300%, 03/01/11                                            506
                                                                    --------
HEALTH CARE -- 1.2%
             Johnson & Johnson
     1,400   6.950%, 09/01/29                                          1,631
                                                                    --------
HOUSEHOLD PRODUCTS -- 1.1%
             Procter & Gamble
     1,200   8.000%, 10/26/29                                          1,509
                                                                    --------

June 30, 2008                         15               www.bishopstreetfunds.com

High Grade Income Fund                                               (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

 Face                                                                Market
Amount                                                                Value
 (000)                                                                (000)
------                                                              --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADER -- 0.4%
             Constellation Energy Group
$      500   7.000%, 04/01/12                                       $    519
                                                                    --------
INDUSTRIALS -- 0.7%
             Burlington Northern Santa Fe
       320   6.125%, 03/15/09                                            323
       650   5.650%, 05/01/17                                            635
                                                                    --------
                                                                         958
                                                                    --------
MEDIA -- 1.0%
             Walt Disney MTN
     1,200   6.200%, 06/20/14                                          1,294
                                                                    --------
OIL & GAS - EQUIPMENT/SERVICES -- 1.1%
             Baker Hughes
     1,400   6.000%, 02/15/09                                          1,415
                                                                    --------
OIL & GAS - EXPLORATION/PRODUCTION -- 1.8%
             Anadarko Petroleum
     1,250   7.200%, 03/15/29                                          1,305
             Occidental Petroleum
     1,000   6.750%, 01/15/12                                          1,074
                                                                    --------
                                                                       2,379
                                                                    --------
OIL & GAS - INTEGRATED -- 2.2%
             Atlantic Richfield
     1,385   9.125%, 03/01/11                                          1,553
             ConocoPhillips
     1,400   4.750%, 10/15/12                                          1,406
                                                                    --------
                                                                       2,959
                                                                    --------
PHARMACEUTICALS -- 3.9%
             Abbott Laboratories
     2,100   5.600%, 05/15/11                                          2,196
             Bristol-Myers Squibb
       625   5.450%, 05/01/18                                            616
             Genentech
     1,200   4.750%, 07/15/15                                          1,190
             Teva Pharmaceutical Finance LLC
     1,200   5.550%, 02/01/16                                          1,173
                                                                    --------
                                                                       5,175
                                                                    --------
RETAIL - FOOD -- 1.1%
             McDonald's MTN
     1,400   6.000%, 04/15/11                                          1,460
                                                                    --------

Bishop Street Funds                   16

High Grade Income Fund                                               (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                  (CONTINUED)

 Face                                                                Market
Amount                                                                Value
 (000)                                                                (000)
------                                                              --------
SEMI-CONDUCTORS -- 1.0%
             Duke Energy
$    1,275   4.200%, 10/01/08                                       $  1,277
                                                                    --------
STEEL & STEEL WORKS -- 1.0%
             Nucor
     1,300   4.875%, 10/01/12                                          1,292
                                                                    --------
TELECOMMUNICATIONS -- 1.0%
             AT&T Wireless Services
     1,200   8.125%, 05/01/12                                          1,314
                                                                    --------
TRANSPORTATION SERVICES -- 0.6%
             FedEx
       800   7.250%, 02/15/11                                            833
                                                                    --------
UTILITIES -- 1.2%
             Hydro-Quebec
     1,325   7.500%, 04/01/16                                          1,570
                                                                    --------
TOTAL CORPORATE OBLIGATIONS (Cost $60,410)                            60,008
                                                                    --------
                       U.S. TREASURY OBLIGATIONS -- 24.8%
             U.S. Treasury Bonds
     2,750   7.500%, 11/15/16 (F)                                      3,435
     4,500   7.250%, 05/15/16 (F)                                      5,529
     1,500   7.250%, 08/15/22 (F)                                      1,933
     1,700   6.375%, 08/15/27 (F)                                      2,083
     2,800   6.250%, 08/15/23 (F)                                      3,331
       800   6.250%, 05/15/30                                            985
     1,000   6.000%, 02/15/26 (F)                                      1,171
     1,300   5.250%, 11/15/28 (F)                                      1,409
     1,000   5.000%, 05/15/37                                          1,075
       400   4.750%, 02/15/37                                            413
     3,100   4.500%, 02/15/36 (F)                                      3,078
     1,400   4.375%, 02/15/38 (F)                                      1,365
             U.S. Treasury Notes
       700   4.750%, 08/15/17                                            742
     1,250   4.250%, 11/15/14 (F)                                      1,305
     1,400   4.250%, 08/15/15 (F)                                      1,455
     1,000   4.250%, 11/15/17 (F)                                      1,021
     1,325   4.125%, 08/31/12 (F)                                      1,371
     1,200   4.000%, 02/15/14 (F)                                      1,238
                                                                    --------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,828)                        32,939
                                                                    --------

June 30, 2008                         17               www.bishopstreetfunds.com

High Grade Income Fund                                               (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                  (CONTINUED)

 Face                                                                Market
Amount                                                                Value
(000)                                                                 (000)
------                                                              --------
                  U.S. GOVERNMENT AGENCY OBLIGATIONS -- 21.3%
             FHLB
$    1,000   6.000%, 07/10/13                                       $  1,028
       725   5.600%, 06/28/11                                            766
       450   5.375%, 06/10/11                                            472
     1,000   4.875%, 12/14/12 (F)                                      1,034
     1,000   3.875%, 07/24/09                                          1,010
             FHLB, Ser GH10
       200   6.875%, 08/13/10                                            215
             FHLB, Ser KU10
     1,300   4.750%, 08/13/10                                          1,338
             FHLB, Ser RH10
     1,750   3.875%, 02/12/10                                          1,773
             FHLB, Ser VB15
     1,400   5.000%, 12/21/15 (F)                                      1,442
             FHLMC
       875   8.250%, 06/01/16                                          1,065
     1,000   5.875%, 05/23/16                                          1,048
     1,000   5.000%, 01/30/14                                          1,033
     1,400   4.375%, 03/01/10                                          1,429
     1,100   4.000%, 06/12/13                                          1,093
             FHLMC MTN
     1,400   5.500%, 03/22/22                                          1,410
     1,000   5.375%, 01/09/14                                          1,008
     1,000   5.000%, 10/27/14                                          1,034
       200   5.000%, 06/18/18 (C)                                        200
     1,800   4.250%, 05/22/13                                          1,809
             FNMA
     1,000   6.410%, 11/13/12                                          1,093
     1,500   5.750%, 05/11/22                                          1,527
     1,400   5.550%, 02/16/17                                          1,432
       500   5.000%, 03/02/15                                            514
     1,000   4.000%, 04/30/18 (C)                                        993
             FNMA MTN
     2,400   7.250%, 01/15/10                                          2,553
                                                                    --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $27,988)               28,319
                                                                    --------
              U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 4.2%
             FHLMC REMIC, Ser R010, Cl AB
     1,022   5.500%, 12/15/19                                          1,031
             FHLMC, Ser 2844, Cl VB
       188   5.500%, 12/15/19                                            187

Bishop Street Funds                   18

High Grade Income Fund                                               (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                  (CONTINUED)

 Face                                                                Market
Amount                                                                Value
(000)                                                                 (000)
------                                                              --------
             FHLMC, Ser 3070, Cl DH
$      431   5.500%, 11/15/35                                       $    431
             FHLMC, Ser 3196, Cl CB
       668   5.250%, 08/15/11                                            670
             FNMA
       741   3.500%, 08/01/10                                            738
             FNMA REMIC, Ser B1, Cl BE
     1,146   5.450%, 12/25/20                                          1,159
             GNMA, Ser 7
     1,400   5.500%, 11/16/31                                          1,416
                                                                    --------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $5,574)        5,632
                                                                    --------
                            MASTER NOTES (D) -- 6.0%
             American Honda Finance
     4,546   2.796%, 07/11/08                                          4,546
             Bear Stearns
     3,409   2.700%, 09/11/08                                          3,409
                                                                    --------
TOTAL MASTER NOTES (Cost $7,955)                                       7,955
                                                                    --------
                             MUNICIPAL BONDS -- 2.1%
     1,000   Honolulu Hawaii City & County, Ser B, GO, FGIC
             Insured, Pre-Refunded @ 101 (A)
             5.125%, 07/01/09                                          1,043
       500   Michigan Municipal Bond Authority, RB (B)
             2.950%, 08/14/08                                            500
     1,250   New Jersey State, Turnpike Authority, Ser B, RB,
             AMBAC Insured, Pre-Refunded @ 100 (A)
             4.252%, 01/01/15                                          1,206
                                                                    --------
TOTAL MUNICIPAL BONDS (Cost $2,805)                                    2,749
                                                                    --------
                      ASSET-BACKED SECURITY (B) (G) -- 0.7%
     1,000   Citibank Omni Master Trust, Ser 2007, Cl A9
             3.698%, 08/21/08                                          1,009
                                                                    --------
TOTAL ASSET-BACKED SECURITY (Cost $1,000)                              1,009
                                                                    --------

June 30, 2008                         19               www.bishopstreetfunds.com

High Grade Income Fund                                               (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                  (CONTINUED)

                                                                      Market
Shares/Face                                                           Value
Amount (000)                                                           (000)
------------                                                        --------
                          CASH EQUIVALENTS (E) -- 6.6%
 2,727,330   AIM Liquid Asset Fund, 2.593% (D)                      $  2,727
   278,220   Dreyfus Cash Management Fund, Institutional
             Shares, 2.660%                                              278
 5,454,660   Dreyfus Institutional Cash Advantage Fund,
             2.656% (D)                                                5,455
   278,220   Fidelity Institutional Money Market Portfolio,
             Institutional Shares, 2.600%                                278
                                                                    --------
TOTAL CASH EQUIVALENTS (Cost $8,738)                                   8,738
                                                                    --------
                        REPURCHASE AGREEMENT (D) -- 12.7%
$   16,818   Lehman Brothers 2.580%, dated 06/30/08, to be
             repurchased on 07/01/08, repurchase price
             $16,819,644 (collateralized by various
             mortgage-backed obligations, ranging in par value
             $8,518,360 - $68,030,515, 0.000% - 6.500%,
             01/25/09-01/15/49, with a total market value
             of $18,500,444)                                          16,818
                                                                    --------
TOTAL REPURCHASE AGREEMENT (Cost $16,818)                             16,818
                                                                    --------
TOTAL INVESTMENTS (Cost $162,116) -- 123.6%                         $164,167
                                                                    ========

PERCENTAGES ARE BASED ON NET ASSETS OF $132,788 ($ THOUSANDS).

(A)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(B) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2008. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

(C) STEP BOND -- COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS THE RATE IN EFFECT AS OF JUNE 30, 2008.

(D)  THESE  SECURITIES  WERE  PURCHASED  WITH  CASH  COLLATERAL   RECEIVED  FROM
     SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF JUNE 30, 2008 WAS $32,955 ($ THOUSANDS).

(E)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2008.

(F) THIS SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2008 WAS $32,452
     ($ THOUSANDS).

(G) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONS. AT JUNE 30, 2008, THESE SECURITIES AMOUNTED TO $1,009 ($ THOUSANDS), REPRESENTING 0.7% OF THE NET ASSETS OF THE FUND.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY

CL -- CLASS

FGIC -- FINANCIAL GUARANTEE INSURANCE CORPORATION

FHLB -- FEDERAL

HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

Bishop Street Funds                   20

High Grade Income Fund                                               (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                  (CONTINUED)

GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO -- GENERAL OBLIGATION

LLC -- LIMITED LIABILITY COMPANY

MTN -- MEDIUM TERM NOTE

NA -- NORTH AMERICA

RB -- REVENUE BOND

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER -- SERIES

COST FIGURES ARE SHOWN IN THOUSANDS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2008                         21               www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                                TOP TEN HOLDINGS+

                                                                               Percentage
                                                          Coupon   Maturity        of
                                                           Rate      Date     Investments
                                                          ------   --------   -----------
 1.  Honolulu Hawaii City & County GO                     5.000%   07/01/17       1.9%
 2.  Hawaii State, Department of Budget & Finance RB      5.650%   10/01/27       1.8%
 3.  Honolulu City & County GO                            5.000%   07/01/21       1.8%
 4.  Honolulu City & County, 1st Board Resolution RB      5.000%   07/01/31       1.7%
 5.  Hawaii State GO                                      5.250%   05/01/15       1.6%
 6.  Phoenix Civic Improvement, Senior Lien RB            5.000%   07/01/21       1.5%
 7.  Hawaii State Highway RB                              5.000%   07/01/16       1.4%
 8.  Honolulu City & County GO                            5.125%   07/01/15       1.5%
 9.  Hawaii State GO                                      6.500%   12/01/13       1.4%
10. Honolulu City & County, Board of Water Supply RB      4.750%   07/01/17       1.3%

SECTOR WEIGHTINGS+

                                   (BAR CHART)

General Obligations         37.8%
Transportation              12.4%
Housing                      7.1%
Facilities                   6.8%
Airport                      6.4%
Water                        6.1%
Pollution Control            5.2%
Power                        4.3%
General Revenue              4.2%
Utilities                    2.8%
Development                  2.6%
Single-Family Housing        1.8%
Medical                      1.5%
School District              0.5%
Short-Term Investments       0.4%
Multi-Family Housing         0.1%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

                             SCHEDULE OF INVESTMENTS

  Face                                                               Market
 Amount                                                               Value
  (000)                                                               (000)
-------                                                             --------
                            MUNICIPAL BONDS -- 99.4%
ALABAMA -- 0.6%
             Alabama State, Federal Highway Finance Authority,
             Ser A, RB, MBIA Insured
$    1,000   5.000%, 03/01/16                                       $  1,036
                                                                    --------
ARIZONA -- 1.5%
             Phoenix Civic Improvement, Senior Lein, Ser A, RB
     2,435   5.000%, 07/01/21                                          2,508
                                                                    --------

Bishop Street Funds                   22

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

  Face                                                               Market
 Amount                                                               Value
  (000)                                                               (000)
-------                                                             --------
CALIFORNIA -- 1.0%
             Highland, Redevelopment Agency, Project Area
             No. 1, TA, AMBAC Insured
$    1,440   5.650%, 12/01/24                                       $  1,588
                                                                    --------
GEORGIA -- 0.6%
             Main Street, Natural Gas, Ser B, RB
      1,000  5.000%, 03/15/18                                            927
                                                                    --------
HAWAII -- 81.8%
             Hawaii County, Refunding & Improvement Project,
             Ser A, GO, FGIC Insured
       450   5.600%, 05/01/12                                            485
       430   5.600%, 05/01/13                                            468
             Hawaii County, Ser A, GO, AMBAC Insured
     1,000   5.000%, 07/15/15                                          1,075
             Hawaii County, Ser A, GO, FSA Insured
     1,500   5.000%, 07/15/23                                          1,543
             Hawaii County, Ser A, GO, MBIA Insured
     1,055   5.250%, 07/15/18                                          1,116
     1,205   5.000%, 07/15/15                                          1,284
     1,000   5.000%, 07/15/24                                          1,026
             Hawaii State, Airport System, RB, AMT, FGIC Insured
     1,000   5.750%, 07/01/15                                          1,011
       280   5.250%, 07/01/21                                            266
             Hawaii State, Airport System, Second Ser, RB, AMT,
             ETM
        60   6.900%, 07/01/12                                             64
             Hawaii State, Airport System, Second Ser, RB, AMT,
             ETM, MBIA Insured
     1,505   6.900%, 07/01/12                                          1,603
             Hawaii State, Airport System, Ser B, RB, AMT, FGIC
             Insured
     1,500   6.625%, 07/01/18                                          1,540
     1,500   6.500%, 07/01/14                                          1,546
       500   6.000%, 07/01/19                                            504
             Hawaii State, Department of Budget & Finance,
             Chaminade University, RB, Radian Insured
     1,000   5.000%, 01/01/26                                            975
     1,000   4.750%, 01/01/36                                            883
     1,000   4.700%, 01/01/31                                            892
             Hawaii State, Department of Budget & Finance,
             Electric Company & Subsidiary Project, RB, AMT, MBIA
             Insured
       170   5.450%, 11/01/23                                            170

June 30, 2008                         23               www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

  Face                                                               Market
 Amount                                                               Value
  (000)                                                               (000)
-------                                                             --------
HAWAII -- (CONTINUED)
             Hawaii State, Department of Budget & Finance,
             Electric Company & Subsidiary Project, Ser A, RB,
             AMT, FGIC Insured
$    1,500   4.800%, 01/01/25                                       $  1,374
             Hawaii State, Department of Budget & Finance,
             Electric Company & Subsidiary Project, Ser B, RB,
             AMT, XLCA Insured
     1,025   5.000%, 12/01/22                                            952
             Hawaii State, Department of Budget & Finance,
             Hawaiian Electric, Ser A, RB, AMT, AMBAC Insured
       675   5.100%, 09/01/32                                            643
             Hawaii State, Department of Budget & Finance,
             Hawaiian Electric, Ser A, RB, AMT, FGIC Insured
     1,000   4.650%, 03/01/37                                            834
             Hawaii State, Department of Budget & Finance,
             Hawaiian Electric, Ser A, RB, AMT, MBIA Insured
     3,000   5.650%, 10/01/27                                          3,009
             Hawaii State, Department of Budget & Finance,
             Hawaiian Electric, Ser C, RB, AMT, AMBAC Insured
     1,000   6.200%, 11/01/29                                          1,017
             Hawaii State, Department of Budget & Finance, Mid
             Pacific Institute, RB, Radian Insured
     1,000   5.000%, 01/01/26                                            954
     1,000   4.625%, 01/01/31                                            883
             Hawaii State, Department of Hawaiian Home Lands,
             Kapolei Office Facilities, Ser A, COP, FSA Insured
     2,000   5.000%, 11/01/31                                          2,027
             Hawaii State, Harbor System, Ser A, RB, AMT, FSA
             Insured
     2,025   5.750%, 07/01/17                                          2,111
       670   5.750%, 07/01/29                                            690
     1,210   5.700%, 07/01/16                                          1,262
     1,000   5.600%, 07/01/15                                          1,043
     1,000   5.000%, 01/01/31                                            987
             Hawaii State, Harbor System, Ser B, RB, AMT, AMBAC
             Insured
       200   5.500%, 07/01/19                                            209
             Hawaii State, Harbor System, Ser B, RB, AMT, FSA
             Insured
     1,000   5.000%, 01/01/13                                          1,048
             Hawaii State, Highway, RB, FSA Insured
     2,000   5.000%, 07/01/12                                          2,124
             Hawaii State, Highway, Ser A, RB, FSA Insured
       725   5.000%, 07/01/21                                            751
     1,565   5.000%, 07/01/22                                          1,615
     1,805   5.000%, 07/01/23                                          1,858
             Hawaii State, Highway, Ser B, RB, FSA Insured
     2,300   5.000%, 07/01/16                                          2,451

Bishop Street Funds                   24

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

  Face                                                               Market
 Amount                                                               Value
  (000)                                                               (000)
-------                                                             --------
HAWAII -- (CONTINUED)
             Hawaii State, Housing Finance & Development, Ser A,
             RB, AMT, FNMA Collateral
$    1,000   5.400%, 07/01/29                                       $    995
             Hawaii State, Housing Finance & Development,
             Single-Family Housing, Ser A, RB, AMT, FNMA
             Collateral
       285   5.750%, 07/01/30                                            286
       620   5.400%, 07/01/30                                            604
             Hawaii State, Housing Finance & Development,
             Single-Family Housing, Ser B, RB, FNMA Collateral
     1,000   5.450%, 07/01/17                                          1,009
             Hawaii State, Housing Finance & Development,
             University of Hawaii Faculty Housing Project, RB,
             AMBAC Insured
       645   5.650%, 10/01/16                                            646
             Hawaii State, Kapolei Office Building, Ser A, COP,
             AMBAC Insured
     1,475   5.250%, 05/01/13                                          1,499
     1,100   5.000%, 05/01/15                                          1,116
     1,000   5.000%, 05/01/16                                          1,014
     1,000   5.000%, 05/01/17                                          1,014
       500   5.000%, 05/01/18                                            507
             Hawaii State, No. 1 Capitol District State Office,
             COP, MBIA Insured
     1,000   5.200%, 05/01/14                                          1,025
       175   5.000%, 05/01/11                                            181
             Hawaii State, Ser CL, GO, FGIC-TCRS Insured
     1,000   6.000%, 03/01/11                                          1,071
             Hawaii State, Ser CM, GO, FGIC Insured
     2,000   6.500%, 12/01/13                                          2,284
       500   6.000%, 12/01/09                                            524
     1,500   6.000%, 12/01/11                                          1,629
             Hawaii State, Ser CU, GO, MBIA Insured
       550   5.750%, 10/01/12                                            583
             Hawaii State, Ser CU, GO, MBIA Insured, Pre-Refunded
             @ 100 (B)
        25   5.750%, 10/01/10                                             27
             Hawaii State, Ser CV, GO, FGIC Insured
       475   5.375%, 08/01/18                                            497
     1,000   5.250%, 08/01/21                                          1,026
             Hawaii State, Ser CX, GO, FSA Insured
     1,000   5.500%, 02/01/16                                          1,066
     1,000   5.500%, 02/01/21                                          1,048
             Hawaii State, Ser CZ, GO, FSA Insured
       225   5.250%, 07/01/16                                            237
             Hawaii State, Ser DD, GO, MBIA Insured
     2,500   5.250%, 05/01/15                                          2,678
     1,000   5.000%, 05/01/16                                          1,064

June 30, 2008                         25               www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

  Face                                                               Market
 Amount                                                               Value
  (000)                                                               (000)
-------                                                             --------
HAWAII -- (CONTINUED)
             Hawaii State, Ser DF, GO, AMBAC Insured
$    1,250   5.000%, 07/01/21                                       $  1,299
        90   5.000%, 07/01/22                                             93
             Hawaii State, Ser DG, GO, AMBAC Insured
     1,000   5.000%, 07/01/16                                          1,069
             Hawaii State, Ser DJ, GO, AMBAC Insured
       300   5.000%, 04/01/15                                            321
             Honolulu City & County, 1st Board Resolution, Senior
             Ser C, RB, MBIA Insured
     2,850   5.000%, 07/01/31                                          2,869
             Honolulu City & County, 2nd Board Resolution, Junior
             Ser A-1, RB, MBIA Insured
       815   5.000%, 07/01/22                                            847
     1,130   5.000%, 07/01/23                                          1,171
             Honolulu City & County, 2nd Board Resolution, Junior
             Ser B-1, RB, MBIA Insured
       865   5.000%, 07/01/23                                            896
             Honolulu City & County, Board of Water Supply,
             Ser A, RB, FGIC Insured
     1,230   5.000%, 07/01/21                                          1,252
     2,000   5.000%, 07/01/33                                          1,950
             Honolulu City & County, Board of Water Supply,
             Ser A, RB, FGIC Insured, Pre-Refunded @ 100 (B)
     1,700   4.750%, 07/01/14                                          1,814
     2,000   4.750%, 07/01/14                                          2,134
             Honolulu City & County, Board of Water Supply,
             Ser B, RB, AMT, MBIA Insured
     1,000   5.250%, 07/01/20                                          1,020
     1,000   5.250%, 07/01/21                                          1,016
       325   5.000%, 07/01/15                                            338
             Honolulu City & County, GO, ETM, FGIC Insured
     1,000   6.000%, 12/01/12                                          1,108
             Honolulu City & County, Junior Ser A-1, RB, MBIA
             Insured
       200   4.500%, 07/01/13                                            209
             Honolulu City & County, Senior Ser A, RB, FGIC
             Insured
       500   5.000%, 07/01/20                                            519
             Honolulu City & County, Ser A, GO
        55   6.000%, 01/01/10                                             58
     1,000   5.750%, 04/01/12                                          1,084
             Honolulu City & County, Ser A, GO, ETM
        95   6.000%, 01/01/10                                            100

Bishop Street Funds                   26

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

  Face                                                               Market
 Amount                                                               Value
  (000)                                                               (000)
--------                                                            --------
HAWAII -- (CONTINUED)
             Honolulu City & County, Ser A, GO, MBIA Insured
$      625   5.250%, 03/01/17                                       $    660
       500   5.250%, 03/01/28                                            513
     1,100   5.000%, 07/01/14                                          1,177
     2,800   5.000%, 07/01/21                                          2,909
     1,730   5.000%, 07/01/26                                          1,769
             Honolulu City & County, Ser B, GO, ETM, FGIC Insured
       635   5.500%, 10/01/11                                            682
             Honolulu City & County, Ser B, GO, MBIA Insured
     1,500   5.000%, 07/01/16                                          1,598
             Honolulu City & County, Ser B, RB, MBIA Insured
       735   4.250%, 07/01/17                                            747
             Honolulu City & County, Ser C, GO, FGIC - FSA
             Insured
     1,070   5.000%, 07/01/24                                          1,104
             Honolulu City & County, Ser C, GO, FGIC Insured
     2,365   5.125%, 07/01/15                                          2,429
     1,020   5.125%, 07/01/17                                          1,047
       600   5.000%, 07/01/19                                            615
             Honolulu City & County, Ser C, GO, MBIA Insured
       500   5.000%, 07/01/16                                            534
             Honolulu City & County, Ser D, GO, AMT, FGIC Insured
       245   4.850%, 02/01/10                                            251
             Honolulu City & County, Ser D, GO, MBIA Insured
       885   5.000%, 07/01/19                                            928
     2,000   5.000%, 07/01/23                                          2,064
             Honolulu City & County, Ser E, GO, FGIC Insured
     1,500   5.250%, 07/01/20                                          1,585
             Honolulu City & County, Waipahu Towers Project, Ser
             A, RB, AMT, GNMA Collateral
       200   6.900%, 06/20/35                                            200
             Honolulu City & County, Waste Water, 2nd Board
             Resolution, Junior Ser, RB, FGIC Insured
     1,000   5.000%, 07/01/23                                          1,010
             Honolulu Hawaii City & County, Senior Ser A, RB,
             MBIA Insured
     1,000   5.000%, 07/01/36                                          1,004
             Honolulu Hawaii City & County, Ser A, GO, MBIA
             Insured
       290   5.000%, 07/01/25                                            297
             Honolulu Hawaii City & County, Ser A, RB, FSA
             Insured
     1,000   5.000%, 07/01/23                                          1,043
       500   4.000%, 07/01/14                                            511
             Honolulu Hawaii City & County, Ser B, GO, MBIA
             Insured
     2,950   5.000%, 07/01/17                                          3,107

June 30, 2008                         27               www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                        (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

  Face                                                               Market
Amount                                                                Value
 (000)                                                                (000)
------                                                              --------
HAWAII -- (CONTINUED)
             Kauai County, Ser A, GO, FGIC Insured
$    1,610   5.000%, 08/01/21                                       $  1,659
     1,440   5.000%, 08/01/23                                          1,469
             Kauai County, Ser A, GO, FGIC Insured, Pre-Refunded
             @ 100 (B)
       500   6.250%, 08/01/10                                            536
     1,335   6.250%, 08/01/10                                          1,431
     1,050   6.250%, 08/01/10                                          1,125
             Kauai County, Ser A, GO, MBIA Insured
     1,500   5.000%, 08/01/25                                          1,525
             Maui County, GO, MBIA Insured
       100   5.000%, 03/01/17                                            106
     1,100   5.000%, 03/01/24                                          1,127
             Maui County, Ser A, GO
       260   5.375%, 03/01/12                                            273
             Maui County, Ser A, GO, FSA Insured
     1,000   3.500%, 07/01/16                                            982
             Maui County, Ser A, GO, MBIA Insured
     1,000   4.750%, 07/01/25                                          1,005
             Maui County, Ser A, GO, Pre-Refunded @ 100 (B)
       225   5.375%, 03/01/11                                            238
             Maui County, Ser B, GO, MBIA Insured
       500   5.000%, 07/01/16                                            539
       500   5.000%, 09/01/17                                            526
             University of Hawaii, Ser A, RB, FGIC Insured,
             Pre-Refunded @ 100 (B)
     1,605   5.500%, 07/15/12                                          1,737
       500   5.125%, 07/15/12                                            534
             University of Hawaii, Ser A, RB, MBIA Insured
       150   5.000%, 07/15/19                                            158
       150   5.000%, 07/15/22                                            155
     1,400   5.000%, 10/01/23                                          1,452
             University of Hawaii, Ser B, RB, FSA Insured
       320   5.250%, 10/01/16                                            334
       775   5.250%, 10/01/17                                            807
             Wayne Township School Building, Marion County School
             District, RB, FGIC Insured
     1,000   3.500%, 07/15/24                                            854
                                                                    --------
                                                                     135,446
                                                                    --------
ILLINOIS -- 1.9%
             Chicago O'Hare International Airport, General
             Airport, Ser E, RB, CIFG Insured
     1,550   5.250%, 01/01/22                                          1,575

Bishop Street Funds                   28

Hawaii Municipal Bond Fund                                        (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

 Face                                                                Market
Amount                                                                Value
 (000)                                                                (000)
------                                                              --------
ILLINOIS -- (CONTINUED)
             Illinois State, Educational Facilities Authority,
             Northwestern University, RB
$      670   5.000%, 12/01/38                                       $    674
             Illinois State, Finance Authority, Hospital Sisters
             Services,  Ser A, RB
     1,000   5.000%, 03/15/27                                            966
                                                                    --------
                                                                       3,215
                                                                    --------
INDIANA -- 1.5%
             Indiana Finance Authority, Highway Revenue, Ser A,
             RB, FGIC Insured
     1,200   4.500%, 06/01/27                                          1,139
             Indiana State, Health & Educational Facilities
             Financing Authority, Clarion Health Obligation,
             Ser A, RB
     1,500   5.000%, 02/15/39                                          1,350
                                                                    --------
                                                                       2,489
                                                                    --------
MASSACHUSETTS -- 0.3%
             Massachusetts State, Water Resources Authority,
             Ser J, RB
       565   5.000%, 08/01/42                                            567
                                                                    --------
NEVADA -- 0.6%
             Las Vegas New Convention & Visitors Authority, RB,
             AMBAC Insured
     1,055   5.000%, 07/01/28                                          1,068
                                                                    --------
NEW MEXICO -- 0.3%
             New Mexico Finance Authority, Sub Ser B, RB, AMBAC
             Insured
       500   5.000%, 06/15/13                                            531
                                                                    --------
OKLAHOMA -- 2.3%
             Durant Community Facilities Authority, GO, XLCA
             Insured
     1,730   5.750%, 11/01/24                                          1,833
             Tulsa Industrial Authority, University of Tulsa, RB
     2,000   5.000%, 10/01/37                                          1,903
                                                                    --------
                                                                       3,736
                                                                    --------
PUERTO RICO -- 2.7%
             Commonwealth of Puerto Rico, GO, MBIA Insured
       500   6.500%, 07/01/14                                            556
     1,500   6.000%, 07/01/15                                          1,635
             Commonwealth of Puerto Rico, Public Improvement, GO,
             FSA Insured
       380   5.000%, 07/01/21                                            384

June 30, 2008                         29            www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                        (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

 Face
Amount                                                               Market
(000)/                                                                Value
Shares                                                                (000)
------                                                              --------
PUERTO RICO -- (CONTINUED)
             Commonwealth of Puerto Rico, Public Improvement, GO,
             FSA Insured, Pre-Refunded @ 100 (B)
$       55   5.000%, 07/01/11                                       $     58
             Puerto Rico Municipal Finance Agency, Ser B, GO,
             CIFG Insured
       970   5.250%, 07/01/20                                            959
             Puerto Rico, Electric Power Authority, Ser HH, RB,
             FSA Insured, Pre-Refunded @ 101 (B)
       500   5.250%, 07/01/10                                            530
             Puerto Rico, Industrial Tourist Educational Medical
             Environmental Control Facilities, Hospital Auxilio
             Mutuo Obligation Group, Ser A, RB, MBIA Insured
       300   6.250%, 07/01/24                                            301
                                                                    --------
                                                                       4,423
                                                                    --------
SOUTH CAROLINA -- 1.3%
             Edisto Beach, GO
       735   5.000%, 04/01/37                                            735
             Sumter South Carolina, Waterworks & Sewer
             Improvement Systems, RB, XLCA Insured
       500   5.000%, 12/01/21                                            512
       840   5.000%, 12/01/24                                            849
                                                                    --------
                                                                       2,096
                                                                    --------
TEXAS -- 3.0%
             Alamo Community College District, GO, MBIA FGIC
             Insured
     1,000   4.500%, 08/15/26                                            965
             Amarillo Junior College District, GO, FSA Insured
       885   5.000%, 02/15/26                                            899
             North Texas Tollway Authority, RB, Assured Guaranty
             Insured (A)
     5,000   5.161%, 01/01/30                                          1,539
             University of Texas, Permanent University Fund,
             Ser B, RB
     1,600   4.500%, 07/01/33                                          1,493
                                                                    --------
                                                                       4,896
                                                                    --------
TOTAL MUNICIPAL BONDS (Cost $166,292)                                164,526
                                                                    --------
                          CASH EQUIVALENTS (C) -- 0.4%
   306,899   Dreyfus Tax-Exempt Cash Management Fund,
             Institutional Shares, 1.617%                                307
   306,899   Fidelity Institutional Tax-Exempt Portfolio,
             Institutional Shares, 1.670%                                307
                                                                    --------
TOTAL CASH EQUIVALENTS (Cost $614)                                       614
                                                                    --------
TOTAL INVESTMENTS (Cost $166,906) -- 99.8%                          $165,140
                                                                    ========

Bishop Street Funds                   30

Hawaii Municipal Bond Fund                                        (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

PERCENTAGES ARE BASED ON NET ASSETS OF $165,516 ($ THOUSANDS).

(A) ZERO COUPON SECURITY -- THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(C) THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2008.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY

AMT -- ALTERNATIVE MINIMUM TAX

CIFG -- CIFG ASSURANCE NORTH AMERICA, INC.

COP -- CERTIFICATE OF PARTICIPATION

ETM -- ESCROWED TO MATURITY

FGIC -- FINANCIAL GUARANTEE INSURANCE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

FSA -- FINANCIAL SECURITY ASSURANCE

GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO -- GENERAL OBLIGATION

MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

RB -- REVENUE BOND

SER -- SERIES

TA -- TAX ALLOCATION

TCRS -- TEMPORARY CUSTODIAN RECEIPTS

XLCA -- XL CAPITAL

COST FIGURES ARE SHOWN IN THOUSANDS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2008                         31            www.bishopstreetfunds.com

Money Market Fund                                                    (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Commercial Paper                      80.7%
Certificates of Deposit/Bank Nnotes   10.3%
Repurchase Agreements                  9.0%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

                             SCHEDULE OF INVESTMENTS

   Face
  Amount                                                              Value
   (000)                                                              (000)
----------                                                          --------
                          COMMERCIAL PAPER (A) -- 80.8%
BANKS -- 64.6%
             ANZ National Ltd. (B)
$   12,000   2.995%, 10/22/08                                       $ 11,889
             Bank of Montreal
    11,000   2.530%, 08/01/08                                         10,976
             Bank of Scotland PLC
     3,000   2.608%, 07/10/08                                          2,998
     1,200   2.578%, 07/23/08                                          1,198
     3,800   2.708%, 08/05/08                                          3,790
     3,500   2.739%, 08/06/08                                          3,491
             Danske (B)
     2,500   2.473%, 07/07/08                                          2,499
     1,500   2.506%, 07/14/08                                          1,499
     3,600   2.542%, 07/21/08                                          3,595
     4,000   2.866%, 07/25/08                                          3,992
             Dexia Delaware
     3,900   2.728%, 07/10/08                                          3,897
     5,000   2.718%, 07/11/08                                          4,996
     1,200   2.697%, 08/06/08                                          1,197
     1,500   2.647%, 09/02/08                                          1,493
             Fortis Banque Luxembourg
    12,000   2.657%, 08/06/08                                         11,968
             JPMorgan Chase
     8,000   2.516%, 08/12/08                                          7,977
             Lloyds TSB Bank PLC
    11,000   2.490%, 07/01/08                                         11,000
             Royal Bank of Canada
     1,500   2.269%, 07/11/08                                          1,499
    10,000   2.516%, 08/27/08                                          9,961
             Societe Generale North America
     4,410   2.575%, 07/14/08                                          4,406
     5,500   2.710%, 08/06/08                                          5,485
     1,423   2.641%, 08/08/08                                          1,419

Bishop Street Funds                   32

Money Market Fund                                                    (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

 Face
Amount                                                                Value
 (000)                                                                (000)
------                                                              --------
BANKS -- (CONTINUED)
             Svenska Handelsbanken
$    2,000   2.622%, 07/07/08                                       $  1,999
    10,000   2.567%, 08/11/08                                          9,971
             UBS Finance Delaware
     1,500   2.556%, 07/16/08                                          1,498
    10,000   3.077%, 10/21/08                                          9,906
             Westpac Banking (B)
    12,000   2.633%, 08/08/08                                         11,967
                                                                    --------
                                                                     146,566
                                                                    --------
FINANCIALS -- 16.2%
             Abbey National North America
    11,500   2.567%, 07/08/08                                         11,494
             CBA Delaware Finance
     4,000   2.728%, 07/07/08                                          3,998
     5,425   2.453%, 07/14/08                                          5,420
     1,500   2.688%, 08/05/08                                          1,496
             General Electric Capital
     2,500   2.360%, 08/04/08                                          2,495
             ING US Funding
    11,800   2.840%, 07/25/08                                         11,778
                                                                    --------
                                                                      36,681
                                                                    --------
TOTAL COMMERCIAL PAPER (Cost $183,247)                               183,247
                                                                    --------
                   CERTIFICATES OF DEPOSIT/BANK NOTES -- 10.2%
             Toronto Dominion
     5,000   2.600%, 08/27/08                                          5,000
     7,300   2.900%, 08/29/08                                          7,300
             Wells Fargo Bank
    11,000   2.440%, 07/07/08                                         11,000
                                                                    --------
TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES (Cost $23,300)               23,300
                                                                    --------

June 30, 2008                         33               www.bishopstreetfunds.com

Money Market Fund                                                    (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

 Face
Amount                                                                Value
 (000)                                                                (000)
------                                                              --------
                          REPURCHASE AGREEMENTS -- 9.1%
$   11,000   Bank of America 2.450%, dated 06/30/08, to be
             repurchased on 07/01/08, repurchase price
             $11,000,749 (collateralized by a U.S. Government
             obligation, par value $ 23,341,134 5.500%,
             06/01/33, with a total market
             value of $11,220,000)                                  $ 11,000
     9,600   Barclays Bank 2.400%, dated 06/30/08, to be
             repurchased on 07/01/08, repurchase price
             $9,600,640 (collateralized by a U.S. Government
             obligation, par value $ 9,870,000 3.850%,
             04/17/13, with a total market value
             of $9,792,885)                                            9,600
                                                                    --------
TOTAL REPURCHASE AGREEMENTS (Cost $20,600)                            20,600
                                                                    --------
TOTAL INVESTMENTS (Cost $227,147) -- 100.1%                         $227,147
                                                                    ========

PERCENTAGES ARE BASED ON NET ASSETS OF $226,858 (IN THOUSANDS).

(A) THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED, INSTITUTIONS. AT JUNE 30, 2008, THESE SECURITIES AMOUNTED TO $35,441($ THOUSANDS), REPRESENTING 15.6% OF NET ASSETS OF THE FUND.

LTD. -- LIMITED

PLC -- PUBLIC LIABILITY COMPANY

COST FIGURES ARE SHOWN IN THOUSANDS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds                   34

Treasury Money Market Fund                                           (UNAUDITED)

                                  (BAR CHART)

SECTOR WEIGHTINGS+

Repurchase Agreements       64.1%
U.S. Treasury Obligations   35.9%

+    PERCENTAGES BASED ON TOTAL INVESTMENTS.

                            SCHEDULE OF INVESTMENTS

Face
Amount                                                                Value
(000)                                                                 (000)
-----                                                               --------
                     U.S. TREASURY OBLIGATIONS (A) -- 36.0%
             U.S. Treasury Bills
$   20,000   1.283%, 09/11/08                                       $ 19,949
    20,000   1.696%, 09/18/08                                         19,926
     5,000   2.240%, 12/11/08                                          4,950
                                                                    --------
TOTAL U.S.TREASURY OBLIGATIONS (Cost $44,825)                         44,825
                                                                    --------
                         REPURCHASE AGREEMENTS -- 64.2%
    40,000   Bank of America 1.500%, dated 06/30/08, to be
             repurchased on 07/01/08, repurchase price
             $40,001,667 (collateralized by a U.S. Treasury
             obligation, par value $39,954,500, 4.875%, 08/31/08,
             with a total market value of $40,800,005)                40,000
    40,000   Barclays Bank 1.700%, dated 06/30/08, to be
             repurchased on 07/01/08, repurchase price
             $40,001,889 (collateralized by various U.S. Treasury
             obligations, ranging in par value
             $15,900,000-18,861,200, 2.375%, 01/15/25-01/15/27,
             with a total market value of $40,800,074)                40,000
                                                                    --------
TOTAL REPURCHASE AGREEMENTS (Cost $80,000)                            80,000
                                                                    --------
TOTAL INVESTMENTS (Cost $124,825) -- 100.2%                         $124,825
                                                                    ========

PERCENTAGES ARE BASED ON NET ASSETS OF $124,624 ($ THOUSANDS).

(A) THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

COST FIGURES ARE SHOWN IN THOUSANDS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2008                         35               www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)

              STATEMENTS OF ASSETS AND LIABILITIES
                          JUNE 30, 2008
                          (IN THOUSANDS)

                                                                            Large          High
                                                               Strategic   Cap Core       Grade
                                                                 Growth     Equity        Income
                                                                  Fund       Fund          Fund
                                                               ---------   --------      -------
ASSETS:
   Investments, at Cost                                         $ 99,347    $90,333     $145,298
   Repurchase Agreements, at Cost                                     --      1,681       16,818
                                                                ========    =======     ========
   Investments, at Value                                        $102,827    $84,951(1)  $147,349(1)
   Repurchase Agreements, at Value                                    --      1,681       16,818
   Dividends and Interest Receivable                                  56         80        1,963
   Receivable for Fund Shares Sold                                     9          8           14
   Receivable for Investment Securities Sold                          --        800           --
   Prepaid Expenses                                                    3          2            3
                                                                --------    -------     --------
      Total Assets                                               102,895     87,522      166,147
                                                                --------    -------     --------
LIABILITIES:
   Payable for Fund Shares Redeemed                                  182        119           75
   Payable for Investment Securities Purchased                        --        515           --
   Income Distribution Payable                                        --         --          212
   Collateral on Securities Loaned                                    --      3,295       32,955
   Advisory Fees Payable                                              66         52           46
   Administrative Fees Payable                                        10          8           13
   Shareholder Servicing Fees Payable                                  9          7           11
   Chief Compliance Officer Fees Payable                               3          3            4
   Other Accrued Expenses                                             39         31           43
                                                                --------    -------     --------
      Total Liabilities                                              309      4,030       33,359
                                                                --------    -------     --------
Net Assets                                                      $102,586    $83,492     $132,788
                                                                ========    =======     ========
   Fund Shares                                                  $ 94,741    $89,695     $131,896
   Undistributed Net Investment Income (Distributions
      in Excess of Net Investment Income/Accumulated
      Net Investment Loss)                                          (176)        (9)           4
   Accumulated Net Realized Gain (Loss) on Investments             4,541       (812)      (1,163)
   Net Unrealized Appreciation (Depreciation) on Investments       3,480     (5,382)       2,051
                                                                --------    -------     --------
Net Assets                                                      $102,586    $83,492     $132,788
                                                                ========    =======     ========
Class I Shares:
   Net Assets                                                   $102,586    $83,492     $132,788
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)                    8,365      9,007       13,179
   Net Asset Value, Offering and Redemption Price Per Share
      (Net Assets / Shares Outstanding)                         $  12.26    $  9.27     $  10.08
                                                                ========    =======     ========

(1) INCLUDED IN "INVESTMENTS, AT VALUE" IS THE MARKET VALUE OF SECURITIES ON LOAN IN THE AMOUNTS OF $3,208 ($ THOUSANDS), AND $32,452 ($ THOUSANDS) FOR THE LARGE CAP CORE EQUITY AND HIGH GRADE INCOME FUNDS, RESPECTIVELY.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds                   36

Bishop Street Funds                                                  (UNAUDITED)

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 2008
                                 (IN THOUSANDS)

                                                                   Hawaii               Treasury
                                                                 Municipal     Money      Money
                                                                   Bond       Market     Market
                                                                   Fund        Fund       Fund
                                                                 ---------   --------   --------
ASSETS:
   Investments, at Cost                                           $166,906   $206,547   $ 44,825
   Repurchase Agreements, at Cost                                       --     20,600     80,000
                                                                  ========   ========   ========
   Investments, at Value                                          $165,140   $206,547   $ 44,825
   Repurchase Agreements, at Value                                      --     20,600     80,000
   Cash                                                                 --         76         25
   Interest Receivable                                               3,158         55          3
   Prepaid Expenses                                                      3          7          8
                                                                  --------   --------   --------
      Total Assets                                                 168,301    227,285    124,861
                                                                  --------   --------   --------
LIABILITIES:
   Payable for Fund Shares Redeemed                                  2,188         --         --
   Income Distribution Payable                                         468        265        157
   Advisory Fees Payable                                                35         34          8
   Shareholder Servicing Fees Payable                                   13         19         10
   Administrative Fees Payable                                          10         22         12
   Distribution Fees Payable                                             6         15         --
   Chief Compliance Officer Fees Payable                                 5          6          4
   Other Accrued Expenses                                               60         66         46
                                                                  --------   --------   --------
      Total Liabilities                                              2,785        427        237
                                                                  --------   --------   --------
Net Assets                                                        $165,516   $226,858   $124,624
                                                                  ========   ========   ========
   Fund Shares                                                    $167,381   $226,877   $124,607
   Undistributed Net Investment Income (Distributions in
      Excess of Net Investment Income)                                  (2)        --         --
   Accumulated Net Realized Gain (Loss) on Investments                 (97)       (19)        17
   Net Unrealized Depreciation on Investments                       (1,766)        --         --
                                                                  --------   --------   --------
Net Assets                                                        $165,516   $226,858   $124,624
                                                                  ========   ========   ========
Class I Shares:
   Net Assets                                                     $138,337   $154,803   $124,624
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)                     13,415    154,827    124,608
   Net Asset Value, Offering and Redemption Price Per Share
      (Net Assets / Shares Outstanding)                           $  10.31   $   1.00   $   1.00
                                                                  ========   ========   ========
Class A Shares:
   Net Assets                                                     $ 27,179   $ 72,055   $     --
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)                      2,635     72,053         --
   Net Asset Value, Offering and Redemption Price Per Share
      (Net Assets / Shares Outstanding)                           $  10.31   $   1.00   $     --
                                                                  ========   ========   ========
   Maximum Offering Price Per Shares -- Class A
      ($10.31 / 97.00%)                                           $  10.63   $     --   $     --
                                                                  ========   ========   ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2008                         37               www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)

                            STATEMENTS OF OPERATIONS
                  FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008
                                 (IN THOUSANDS)

                                                                            Large       High
                                                              Strategic    Cap Core     Grade
                                                               Growth       Equity     Income
                                                                Fund         Fund       Fund
                                                              ---------   ---------   -------
INVESTMENT INCOME:
   Dividend Income                                             $    416    $    750   $    30
   Interest Income                                                   --          --     3,272
   Securities Lending, Net                                           --           4        78
   Foreign Taxes Withheld                                            (1)         (1)       --
                                                               --------    --------   -------
   Total Investment Income                                          415         753     3,380
                                                               --------    --------   -------
EXPENSES:
   Investment Adviser Fees                                          411         336       375
   Shareholder Servicing Fees                                       139         113       171
   Administrative Fees                                              111          91       137
   Chief Compliance Officer Fees                                      1           1         2
   Transfer Agent Fees                                               22          20        23
   Professional Fees                                                 17          14        21
   Printing Fees                                                      6           5         8
   Custody Fees                                                       6           7         7
   Trustees' Fees                                                     3           2         3
   Line of Credit                                                     2           2        --
   Registration Fees                                                  1           1         1
   Miscellaneous Expenses                                             3           5        10
                                                               --------    --------   -------
   Total Expenses                                                   722         597       758
                                                               --------    --------   -------
   Less Waivers:
         Investment Adviser Fees                                     --         (12)      (79)
         Shareholder Servicing Fees                                 (83)        (68)     (102)
         Administrative Fees                                        (46)        (38)      (57)
                                                               --------    --------   -------
            Total Waivers                                          (129)       (118)     (238)
                                                               --------    --------   -------
      Total Net Expenses                                            593         479       520
                                                               --------    --------   -------
   Net Investment Income (Loss)                                    (178)        274     2,860
                                                               --------    --------   -------
Net Realized Gain (Loss) on Investments                           2,922        (893)     (152)
Change in Unrealized Depreciation on Investments                (18,423)    (10,991)     (902)
                                                               --------    --------   -------
Net Realized and Unrealized Loss on Investments                 (15,501)    (11,884)   (1,054)
                                                               --------    --------   -------
Increase (Decrease) in Net Assets Resulting from Operations    $(15,679)   $(11,610)  $ 1,806
                                                               ========    ========   =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds                   38

Bishop Street Funds                                                  (UNAUDITED)

                            STATEMENTS OF OPERATIONS
                  FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008
                                 (IN THOUSANDS)

                                                                Hawaii             Treasury
                                                              Municipal    Money     Money
                                                                 Bond     Market    Market
                                                                 Fund      Fund      Fund
                                                              ---------   ------   --------
INVESTMENT INCOME:
   Interest Income                                             $ 3,745    $3,993    $1,740
   Dividend Income                                                   6        --        --
                                                               -------    ------    ------
   Total Investment Income                                       3,751     3,993     1,740
                                                               -------    ------    ------
EXPENSES:
   Investment Adviser Fees                                         296       368       221
   Shareholder Servicing Fees                                      212       306       184
   Administrative Fees                                             169       245       147
   Distribution Fees, Class A                                       35        88        --
   Chief Compliance Officer Fees                                     2         3         2
   Transfer Agent Fees                                              37        41        25
   Professional Fees                                                26        36        25
   Printing Fees                                                     9        13         9
   Custody Fees                                                      9        12         8
   Trustees' Fees                                                    4         5         4
   Registration Fees                                                 2         3         2
   Miscellaneous Expenses                                           17        21        12
                                                               -------    ------    ------
   Total Expenses                                                  818     1,141       639
                                                               -------    ------    ------
   Less Waivers:
         Investment Adviser Fees                                   (80)     (150)     (142)
         Shareholder Servicing Fees                               (127)     (184)     (111)
         Administrative Fees                                      (110)     (102)      (61)
                                                               -------    ------    ------
            Total Waivers                                         (317)     (436)     (314)
                                                               -------    ------    ------
      Total Net Expenses                                           501       705       325
                                                               -------    ------    ------
   Net Investment Income                                         3,250     3,288     1,415
                                                               -------    ------    ------
Net Realized Loss on Investments                                   (57)       --        (5)
Change in Unrealized Depreciation on Investments                (3,889)       --        --
                                                               -------    ------    ------
Net Realized and Unrealized Loss on Investments                 (3,946)       --        (5)
                                                               -------    ------    ------
Increase (Decrease) in Net Assets Resulting from Operations    $  (696)   $3,288    $1,410
                                                               =======    ======    ======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2008                         39               www.bishopstreetfunds.com

Bishop Street Funds

                       STATEMENTS OF CHANGES IN NET ASSETS
          FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED) AND
                        THE YEAR ENDED DECEMBER 31, 2007
                                 (IN THOUSANDS)

                                                                       Strategic          Large Cap Core
                                                                      Growth Fund          Equity Fund
                                                                 -------------------   -------------------
                                                                   2008       2007       2008       2007
                                                                 --------   --------   --------   --------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income (Loss)                                  $   (178)  $   (298)  $    274   $    404
   Net Realized Gain (Loss) on Investments                          2,922     19,654       (893)     5,352
   Change in Unrealized Depreciation on Investments               (18,423)    (6,388)   (10,991)      (407)
                                                                 --------   --------   --------   --------
   Increase (Decrease) in Net Assets Resulting from Operations    (15,679)    12,968    (11,610)     5,349
                                                                 --------   --------   --------   --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
      Class I Shares                                                   --         --       (283)      (404)
   Capital Gains:
      Class I Shares                                                   --    (18,469)        --     (5,563)
                                                                 --------   --------   --------   --------
      Total Dividends and Distributions                                --    (18,469)      (283)    (5,967)
                                                                 --------   --------   --------   --------
CAPITAL SHARE TRANSACTIONS:
   Class I Shares:
      Proceeds from Shares Issued                                   4,079     11,212      2,882     11,637
      Reinvestments of Cash Distributions                              --     13,283        216      4,516
      Cost of Shares Redeemed                                     (12,198)   (35,539)    (9,055)   (17,043)
                                                                 --------   --------   --------   --------
Net Decrease in Net Assets From
   Capital Share Transactions                                      (8,119)   (11,044)    (5,957)      (890)
                                                                 --------   --------   --------   --------
   Total Decrease in Net Assets                                   (23,798)   (16,545)   (17,850)    (1,508)
                                                                 --------   --------   --------   --------
NET ASSETS:
      Beginning of Period                                         126,384    142,929    101,342    102,850
                                                                 --------   --------   --------   --------
      End of Period                                              $102,586   $126,384   $ 83,492   $101,342
                                                                 ========   ========   ========   ========
Accumulated Net Investment Loss/Distributions
   in Excess of Net Investment Income                            $   (176)  $      2   $     (9)  $     --
                                                                 ========   ========   ========   ========
SHARE TRANSACTIONS:
   Class I Shares:
      Shares Issued                                                   319        733        296      1,053
      Shares Issued in Lieu of Cash Distributions                      --        933         23        422
      Shares Redeemed                                                (951)    (2,301)      (929)    (1,542)
                                                                 --------   --------   --------   --------
Net Decrease in Shares Outstanding from
   Share Transactions                                                (632)      (635)      (610)       (67)
                                                                 ========   ========   ========   ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds                   40

Bishop Street Funds

                       STATEMENTS OF CHANGES IN NET ASSETS
          FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED) AND
                        THE YEAR ENDED DECEMBER 31, 2007
                                 (IN THOUSANDS)

                                                                      High Grade         Hawaii Municipal
                                                                     Income Fund             Bond Fund
                                                                 -------------------   -------------------
                                                                   2008        2007      2008       2007
                                                                 --------   --------   --------   --------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income                                         $  2,860   $  5,904   $  3,250   $  6,671
   Net Realized Gain (Loss) on Investments                           (152)      (237)       (57)       502
   Change in Unrealized Appreciation (Depreciation)
      on Investments                                                 (902)     3,129     (3,889)    (3,000)
                                                                 --------   --------   --------   --------
   Increase (Decrease) in Net Assets Resulting from Operations      1,806      8,796       (696)     4,173
                                                                 --------   --------   --------   --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
      Class I Shares                                               (2,858)    (5,901)    (2,742)    (5,627)
      Class A Shares                                                   --         --       (512)    (1,099)
   Capital Gains:
      Class I Shares                                                   --         --         --       (665)
      Class A Shares                                                   --         --         --       (134)
                                                                 --------   --------   --------   --------
         Total Dividends and Distributions                         (2,858)    (5,901)    (3,254)    (7,525)
                                                                 --------   --------   --------   --------
CAPITAL SHARE TRANSACTIONS:
   Class I Shares:
      Proceeds from Shares Issued                                   9,194     17,815      4,306     23,661
      Reinvestments of Cash Distributions                           1,668      3,274        350        818
      Cost of Shares Redeemed                                     (13,245)   (29,209)    (7,855)   (15,222)
                                                                 --------   --------   --------   --------
         Total Class I Capital Share Transactions                  (2,383)    (8,120)    (3,199)     9,257
                                                                 --------   --------   --------   --------
   Class A Shares:
      Proceeds from Shares Issued                                      --         --      1,529      1,924
      Reinvestments of Cash Distributions                              --         --        210        540
      Cost of Shares Redeemed                                          --         --     (3,017)    (3,180)
                                                                 --------   --------   --------   --------
         Total Class A Capital Share Transactions                      --         --     (1,278)      (716)
                                                                 --------   --------   --------   --------
Net Increase (Decrease) in Net Assets from
   Capital Share Transactions                                      (2,383)    (8,120)    (4,477)     8,541
                                                                 --------   --------   --------   --------
   Total Increase (Decrease) in Net Assets                         (3,435)    (5,225)    (8,427)     5,189
                                                                 --------   --------   --------   --------
NET ASSETS:
      Beginning of Period                                         136,223    141,448    173,943    168,754
                                                                 --------   --------   --------   --------
      End of Period                                              $132,788   $136,223   $165,516   $173,943
                                                                 ========   ========   ========   ========
Undistributed Net Investment Income (Distributions
   in Excess of Net Investment Income)                           $      4   $      2   $     (2)  $      2
                                                                 ========   ========   ========   ========
SHARE TRANSACTIONS:
   Class I Shares:
      Shares Issued                                                   898      1,789        412      2,226
      Shares Issued in Lieu of Cash Distributions                     164        329         34         77
      Shares Redeemed                                              (1,299)    (2,934)      (748)    (1,434)
                                                                 --------   --------   --------   --------
         Total Class I Share Transactions                            (237)      (816)      (302)       869
                                                                 --------   --------   --------   --------
   Class A Shares:
      Shares Issued                                                    --         --        147        181
      Shares Issued in Lieu of Cash Distributions                      --         --         20         51
      Shares Redeemed                                                  --         --       (289)      (300)
                                                                 --------   --------   --------   --------
         Total Class A Share Transactions                              --         --       (122)       (68)
                                                                 --------   --------   --------   --------
Net Increase (Decrease) in Shares Outstanding
   from Share Transactions                                           (237)      (816)      (424)       801
                                                                 ========   ========   ========   ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2008                         41               www.bishopstreetfunds.com

Bishop Street Funds

                       STATEMENTS OF CHANGES IN NET ASSETS
          FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED) AND
                        THE YEAR ENDED DECEMBER 31, 2007
                                 (IN THOUSANDS)

                                                                       Money Market         Treasury Money
                                                                          Fund                Market Fund
                                                                 ---------------------   ---------------------
                                                                    2008        2007        2008        2007
                                                                 ---------   ---------   ---------   ---------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income                                         $   3,288   $  10,658   $   1,415   $   7,077
   Net Realized Gain (Loss) on Investments                              --           3          (5)        121
                                                                 ---------   ---------   ---------   ---------
   Increase in Net Assets Resulting from Operations                  3,288      10,661       1,410       7,198
                                                                 ---------   ---------   ---------   ---------
DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income:
      Class I Shares                                                (2,418)     (7,832)     (1,415)     (7,077)
      Class A Shares                                                  (870)     (2,826)         --
   Capital Gains:
      Class I Shares                                                    --          --          --         (42)
      Class A Shares                                                    --          --          --
                                                                 ---------   ---------   ---------   ---------
         Total Dividends                                            (3,288)    (10,658)     (1,415)     (7,119)
                                                                 ---------   ---------   ---------   ---------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class I Shares:
      Proceeds from Shares Issued                                  241,647     428,470     304,193     543,810
      Reinvestments of Cash Distributions                              116         305         2            11
      Cost of Shares Redeemed                                     (266,685)   (408,095)   (327,078)   (554,752)
                                                                 ---------   ---------   ---------   ---------
         Total Class I Capital Share Transactions                  (24,922)     20,680     (22,883)    (10,931)
                                                                 ---------   ---------   ---------   ---------
   Class A Shares:
      Proceeds from Shares Issued                                   54,373     110,288          --          --
      Reinvestments of Cash Distributions                              870       2,826          --          --
      Cost of Shares Redeemed                                      (46,756)   (108,760)         --          --
                                                                 ---------   ---------   ---------   ---------
         Total Class A Capital Share Transactions                    8,487       4,354          --          --
                                                                 ---------   ---------   ---------   ---------
Net Increase (Decrease) in Net Assets
   from Capital Share Transactions                                 (16,435)     25,034     (22,883)    (10,931)
                                                                 ---------   ---------   ---------   ---------
   Total Increase (Decrease) in Net Assets                         (16,435)     25,037     (22,888)    (10,852)
                                                                 ---------   ---------   ---------   ---------
NET ASSETS:
      Beginning of Period                                          243,293     218,256     147,512     158,364
                                                                 ---------   ---------   ---------   ---------
      End of Period                                              $ 226,858   $ 243,293   $ 124,624   $ 147,512
                                                                 =========   =========   =========   =========
Undistributed Net Investment Income                              $      --   $      --   $      --   $      --
                                                                 =========   =========   =========   =========

AMOUNTS DESIGNATED AS "--" ARE EITHER $ 0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds                   42

                      This page intentionally left blank.

Bishop Street Funds

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED) AND THE PERIODS ENDED DECEMBER 31,

                                                                                        DIVIDENDS AND
                                            INVESTMENT ACTIVITIES                    DISTRIBUTIONS FROM
                                         ---------------------------      TOTAL     --------------------
                             NET ASSET       NET       NET REALIZED    INVESTMENT                              TOTAL
                               VALUE,    INVESTMENT   AND UNREALIZED   ACTIVITIES       NET                  DIVIDENDS
                             BEGINNING     INCOME     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL        AND
                             OF PERIOD    (LOSS)(1)     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
                             ---------   ----------   --------------   ----------   ----------   -------   -------------
STRATEGIC GROWTH FUND
CLASS I SHARES:
2008                           $14.05      $(0.02)        $(1.77)        $(1.79)      $   --     $   --       $   --
2007                            14.84       (0.03)          1.53           1.50           --      (2.29)       (2.29)
2006                            14.35       (0.03)          1.41           1.38           --      (0.89)       (0.89)
2005                            13.08       (0.05)          1.56           1.51           --      (0.24)       (0.24)
2004                            11.93       (0.05)          1.20           1.15           --         --           --
2003                             8.64       (0.06)          3.35           3.29           --         --           --
LARGE CAP CORE EQUITY FUND
CLASS I SHARES:
2008                           $10.54      $ 0.03         $(1.27)        $(1.24)      $(0.03)    $   --       $(0.03)
2007                            10.62        0.04           0.52           0.56        (0.04)     (0.60)       (0.64)
2006(2)                         10.00        0.04           0.62           0.66        (0.04)        --        (0.04)
HIGH GRADE INCOME FUND
CLASS I SHARES:
2008                           $10.15      $ 0.21         $(0.07)        $ 0.14       $(0.21)    $   --       $(0.21)
2007                             9.94        0.44           0.21           0.65        (0.44)        --        (0.44)
2006                            10.06        0.41          (0.12)          0.29        (0.41)        --        (0.41)
2005                            10.33        0.39          (0.19)          0.20        (0.39)     (0.08)       (0.47)
2004                            10.40        0.38          (0.03)          0.35        (0.38)     (0.04)       (0.42)
2003                            10.67        0.42          (0.07)          0.35        (0.42)     (0.20)       (0.62)
HAWAII MUNICIPAL BOND FUND
CLASS I SHARES:
2008                           $10.56      $ 0.20         $(0.25)        $(0.05)      $(0.20)    $   --       $(0.20)
2007                            10.77        0.42          (0.16)          0.26        (0.42)     (0.05)       (0.47)
2006                            10.77        0.43           0.04           0.47        (0.43)     (0.04)       (0.47)
2005                            11.02        0.43          (0.16)          0.27        (0.43)     (0.09)       (0.52)
2004                            11.21        0.44          (0.07)          0.37        (0.44)     (0.12)       (0.56)
2003                            11.20        0.45           0.13           0.58        (0.45)     (0.12)       (0.57)
CLASS A SHARES:
2008                           $10.56      $ 0.19         $(0.25)        $(0.06)      $(0.19)    $   --       $(0.19)
2007                            10.77        0.39          (0.16)          0.23        (0.39)     (0.05)       (0.44)
2006                            10.77        0.40           0.04           0.44        (0.40)     (0.04)       (0.44)
2005                            11.02        0.41          (0.16)          0.25        (0.41)     (0.09)       (0.50)
2004                            11.21        0.41          (0.07)          0.34        (0.41)     (0.12)       (0.53)
2003                            11.20        0.42           0.13           0.55        (0.42)     (0.12)       (0.54)


+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*    ANNUALIZED.

(1)  PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.

(2)  COMMENCED OPERATIONS ON MAY 3, 2006.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

Bishop Street Funds                   44

                                                                                  RATIO OF
                                                                   RATIO OF       EXPENSES      RATIO OF NET
                             NET ASSET             NET ASSETS,   EXPENSES TO     TO AVERAGE      INVESTMENT
                               VALUE,                 END OF       AVERAGE       NET ASSETS    INCOME (LOSS)   PORTFOLIO
                               END OF     TOTAL       PERIOD         NET       EXCLUDING FEE     TO AVERAGE     TURNOVER
                               PERIOD    RETURN+      (000)         ASSETS        WAIVERS        NET ASSETS       RATE
                             ---------   -------   -----------   -----------   -------------   -------------   ---------
STRATEGIC GROWTH FUND
CLASS I SHARES:
2008                           $12.26    (12.74)%    $102,586       1.07%*         1.30%*         (0.32)%*        33%
2007                            14.05     10.10       126,384       1.07           1.30           (0.22)          61
2006                            14.84      9.78       142,929       1.06           1.30           (0.23)          53
2005                            14.35     11.52       123,341       1.07           1.31           (0.35)          55
2004                            13.08      9.64        79,168       1.05           1.29           (0.38)          59
2003                            11.93     38.08        46,845       1.17           1.41           (0.57)          59
LARGE CAP CORE EQUITY FUND
CLASS I SHARES:
2008                           $ 9.27    (11.76)%    $ 83,492       1.05%*         1.32%*         0.60%*          35%
2007                            10.54      5.24       101,342       1.05           1.31           0.38            65
2006(2)                         10.62      6.63       102,850       1.05*          1.32*          0.64*           51
HIGH GRADE INCOME FUND
CLASS I SHARES:
2008                           $10.08      1.39%     $132,788       0.76%*         1.11%*         4.19%*          23%
2007                            10.15      6.67       136,223       0.76           1.11           4.38            26
2006                             9.94      2.96       141,448       0.76           1.12           4.12            41
2005                            10.06      2.00       141,439       0.76           1.13           3.82            45
2004                            10.33      3.41       157,170       0.76           1.11           3.68            45
2003                            10.40      3.31       134,845       0.76           1.10           3.91            48
HAWAII MUNICIPAL BOND FUND
CLASS I SHARES:
2008                           $10.31     (0.45)%    $138,337       0.55%*         0.93%*         3.88%*          24%
2007                            10.56      2.47       144,828       0.55           0.93           3.92            25
2006                            10.77      4.42       138,333       0.55           0.93           3.99            47
2005                            10.77      2.51       145,213       0.55           0.93           3.97            41
2004                            11.02      3.36       148,575       0.55           0.92           3.97            40
2003                            11.21      5.27       150,373       0.45           0.91           4.01            38
CLASS A SHARES:
2008                           $10.31     (0.57)%    $ 27,179       0.80%*         1.18%*         3.63%*          24%
2007                            10.56      2.21        29,115       0.80           1.18           3.67            25
2006                            10.77      4.16        30,421       0.80           1.18           3.74            47
2005                            10.77      2.25        31,515       0.80           1.18           3.72            41
2004                            11.02      3.10        30,484       0.80           1.17           3.72            40
2003                            11.21      5.01        30,975       0.70           1.16           3.76            38

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2008                         45               www.bishopstreetfunds.com

Bishop Street Funds

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED) AND THE PERIODS ENDED DECEMBER 31,

                                                                                        DIVIDENDS AND
                                            INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                         ---------------------------      TOTAL     --------------------
                             NET ASSET                 NET REALIZED    INVESTMENT
                               VALUE,        NET      AND UNREALIZED   ACTIVITIES      NET
                             BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL     TOTAL
                             OF PERIOD    INCOME(1)     INVESTMENTS    OPERATIONS     INCOME      GAINS    DIVIDENDS
                             ---------   ----------   --------------   ----------   ----------   -------   ---------
MONEY MARKET FUND
CLASS I SHARES:
2008                           $1.00        $0.01           $--           $0.01       $(0.01)      $--      $(0.01)
2007                            1.00         0.05            --            0.05        (0.05)       --       (0.05)
2006                            1.00         0.05            --            0.05        (0.05)       --       (0.05)
2005                            1.00         0.03            --            0.03        (0.03)       --       (0.03)
2004                            1.00         0.01            --            0.01        (0.01)       --       (0.01)
2003                            1.00         0.01            --            0.01        (0.01)       --       (0.01)
CLASS A SHARES:
2008                           $1.00        $0.01           $--           $0.01       $(0.01)      $--      $(0.01)
2007                            1.00         0.05            --            0.05        (0.05)       --       (0.05)
2006                            1.00         0.04            --            0.04        (0.04)       --       (0.04)
2005                            1.00         0.03            --            0.03        (0.03)       --       (0.03)
2004                            1.00         0.01            --            0.01        (0.01)       --       (0.01)
2003                            1.00         0.01            --            0.01        (0.01)       --       (0.01)
TREASURY MONEY MARKET FUND
CLASS I SHARES:
2008                           $1.00        $0.01           $--           $0.01       $(0.01)      $--      $(0.01)
2007                            1.00         0.04            --            0.04        (0.04)       --*      (0.04)
2006                            1.00         0.04            --            0.04        (0.04)       --       (0.04)
2005                            1.00         0.03            --            0.03        (0.03)       --       (0.03)
2004                            1.00         0.01            --            0.01        (0.01)       --       (0.01)
2003                            1.00         0.01            --            0.01        (0.01)       --       (0.01)

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*    AMOUNT REPRESENTS LESS THAN $0.01.

**   ANNUALIZED

(1)  PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

Bishop Street Funds                   46

                                                                   RATIO OF    RATIO OF EXPENSES   RATIO OF NET
                             NET ASSET             NET ASSETS,   EXPENSES TO       TO AVERAGE       INVESTMENT
                               VALUE,                 END OF       AVERAGE         NET ASSETS         INCOME
                               END OF     TOTAL       PERIOD         NET         EXCLUDING FEE      TO AVERAGE
                               PERIOD    RETURN+      (000)         ASSETS          WAIVERS         NET ASSETS
                             ---------   -------   -----------   -----------   -----------------   ------------
MONEY MARKET FUND
CLASS I SHARES:                $1.00      1.37%      $154,803      0.50%**          0.86%**           2.77%**
2008                            1.00      4.86        179,725      0.50             0.86              4.75
2007                            1.00      4.63        159,044      0.50             0.86              4.55
2006                            1.00      2.78        170,455      0.50             0.87              2.73
2005                            1.00      0.92        167,910      0.50             0.84              0.90
2004                            1.00      0.76        182,166      0.50             0.83              0.76
2003
CLASS A SHARES:                $1.00      1.25%      $72,055       0.75%**          1.11%**           2.47%**
2008                            1.00      4.60        63,568       0.75             1.11              4.50
2007                            1.00      4.37        59,212       0.75             1.11              4.33
2006                            1.00      2.53        35,530       0.75             1.12              2.60
2005                            1.00      0.67        17,824       0.75             1.09              0.65
2004                            1.00      0.50        17,440       0.75             1.08              0.41
2003
TREASURY MONEY MARKET FUND
CLASS I SHARES:
2008                           $1.00      0.94%      $124,624      0.44%**          0.87%**           1.92%**
2007                            1.00      4.49        147,512      0.44             0.88              4.38
2006                            1.00      4.51        158,364      0.44             0.87              4.39
2005                            1.00      2.62        223,614      0.44             0.87              2.61
2004                            1.00      0.91        208,153      0.44             0.84              0.89
2003                            1.00      0.74        270,365      0.44             0.83              0.75

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2008                         47               www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     The Bishop Street Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consist of a series of six funds (each a Fund, collectively the "Funds") which includes the Strategic Growth Fund, Large Cap Core Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund and the Treasury Money Market Fund. Class A Shares of the Hawaii Municipal Bond Fund are subject to a sales load as disclosed in the prospectus. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

     The Funds' investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Bishop Street Funds                   48

                                                                     (UNAUDITED)

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Pricing Committee (the "Committee") designated by the Funds' Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     Investment securities held by the Money Market and Treasury Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     In September, 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on January 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below

June 30, 2008                         49               www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)

sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at June 30, 2008:

                               LEVEL 1     LEVEL 2   LEVEL 3     TOTAL
INVESTMENTS IN SECURITIES       (000)      (000)      (000)      (000)
-------------------------     ---------   --------   -------   --------
Strategic Growth Fund          $102,827   $     --     $--     $102,827
Large Cap Core Equity Fund*      83,337         --      --       83,337
High Grade Income Fund*             556    130,656      --      131,212
Hawaii Municipal Bond Fund          614    164,526      --      165,140
Money Market Fund               227,147         --      --      227,147
Treasury Money Market Fund      124,825         --      --      124,825

* EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Interest income is recorded on the accrual basis; dividend income is recorded on ex-dividend date.

     Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income. The High Grade Income and Hawaii Municipal Bond Funds use the scientific interest method, which approximates the effective interest method. The Money Market and Treasury Money Market Funds use the straight line method.

REPURCHASE AGREEMENTS

     Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements are repurchased. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of repurchase agreements and procedures adopted by the Adviser (as defined in Note 3) monitor that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

CLASSES

     Class-specific expenses are borne by the applicable class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Bishop Street Funds                   50

                                                                     (UNAUDITED)

EXPENSES

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid on a monthly basis for the High Grade Income, Hawaii Municipal Bond, Money Market and Treasury Money Market Funds. The Strategic Growth and Large Cap Core Equity Funds declare and pay dividends from any net investment income, if available, on a quarterly basis. Any net realized capital gains will be distributed at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

ILLIQUID SECURITIES

     Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At June 30, 2008, there were no illiquid securities held by the Funds.

CASH OVERDRAFT CHARGES

     Per the terms of an informal agreement with Union Bank of California, N.A., the custodian of the Funds, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of 110% of the current Fed funds rate. Cash overdraft charges are included in miscellaneous expenses on the Statements of Operations. For the period ended June 30, 2008, there were no cash overdrafts.

3. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENT

     Investment advisory services are provided to the Funds by Bishop Street Capital Management (the "Adviser"), a registered adviser and wholly owned subsidiary of First Hawaiian Bank. First Hawaiian Bank is a subsidiary of Banc West Corporation, itself a subsidiary of BNP Paribas. The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Strategic Growth and the Large Cap Core Equity Funds, 0.55% of the average daily net assets of the High Grade Income Fund, 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund, and 0.30% of the average daily net assets of the Money Market and Treasury Money Market Funds (collectively, the "Money Market Funds"). The Adviser has voluntarily agreed to waive a portion of its advisory fee to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. The voluntary expense limitations are as follows: Strategic Growth Fund (Class I) 1.07%, Large Cap Core Equity Fund (Class I) 1.05%, High Grade Income Fund (Class I) 0.76%, Hawaii Municipal Bond Fund (Class I) 0.55%, Hawaii Municipal Bond Fund (Class A) 0.80%, Money Market Fund (Class I) 0.50%, Money Market Fund (Class A) 0.75% and Treasury Money Market Fund (Class I) 0.44%.

June 30, 2008                         51               www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)

     BNP Paribas Asset Management, Inc. ("BNP PAM") serves as the investment sub-adviser for the Strategic Growth Fund, pursuant to a sub-adviser agreement. BNP PAM is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.37% of the average daily net assets of the Strategic Growth Fund.

     Fischer Francis Trees & Watts, Inc. ("FFTW") serves as the investment sub-adviser for the Treasury and Money Market Funds, pursuant to a sub-adviser agreement dated December 15, 2006 as approved by shareholders on December 15, 2006. FFTW is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.060% of the average daily net assets of the Money Market Funds up to $500 million and 0.020% of the average daily net assets of the Money Market Funds in excess of $500 million.

     Lotsoff Capital Management ("Lotsoff") serves as the investment sub-adviser for the Large Cap Core Equity Fund pursuant to a sub-adviser agreement dated April 28, 2006. Lotsoff is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.24% of the average daily net assets of the Large Cap Core Equity Fund up to (but not including) $300 million, 0.225% of the average daily net assets of the Large Cap Core Equity Fund up to (but not including) $1 billion and 0.20% of the average daily net assets of the Large Cap Core Equity Fund in excess of, and including $1 billion.

     Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES

     Pursuant to an administration agreement dated January 27, 1995 (the "Agreement"), SEI Investments Global Funds Services ("GFS"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Administrator. Under the terms of the Agreement, GFS is entitled to receive an annual fee of 0.20% of the average daily net assets of the Funds. GFS has voluntarily agreed to waive a portion of its administrative fee to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets.

     Pursuant to an agreement dated January 30, 1995, DST Systems, Inc. ("DST") acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Trust.

     SEI Investments Distribution Co. ("SIDCO"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Distributor pursuant to a distribution agreement dated June 10, 1999. The Funds have adopted a Distribution Plan (the "Plan") on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Bishop Street Funds                   52

                                                                     (UNAUDITED)

The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund's Class A Shares.

     The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee at an annual rate of 0.25% of the average daily net asset value of all shares of each fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the period, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank, the Parent Company of Bishop Street Capital Management, for shareholder services performed for the Funds. SIDCO has voluntarily agreed to waive a portion of its shareholder servicing fee to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets.

     Certain ministerial officers of the Trust are also ministerial officers of the Administrator. Such officers are paid no fees by the Trust.

5. SECURITIES LENDING

     Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% of the market value of borrowed securities. Although the risk of lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. Securities lending on the Statements of Operations is presented net of commissions to the security lending agent.

6. INVESTMENT TRANSACTIONS

     The cost of security purchases and the proceeds from the sale and maturities of securities, other than short-term investments, for the six-month period ended June 30, 2008 are presented below for the Funds.

June 30, 2008                         53               www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)

                          Strategic      Large      High Grade     Hawaii
                            Growth      Cap Core      Income     Municipal
                             Fund     Equity Fund      Fund      Bond Fund
                            (000)        (000)         (000)       (000)
                          ---------   -----------   ----------   ---------
Purchases
   U.S.
      Government
      Securities           $    --      $    --       $ 9,979     $   --
   Other                    36,673       31,596        20,293      40,721
Sales and Maturities
   U.S.
      Government
      Securities           $    --      $    --       $15,208     $   --
   Other                    41,200       36,918        14,288      40,307

7. FEDERAL TAX INFORMATION

     It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision for federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income/(loss), paid-in capital or accumulated net realized gain/(loss), as appropriate, in the period that the differences arise.

Bishop Street Funds                   54

                                                                     (UNAUDITED)

     The tax character of dividends and distributions declared during the years ended December 31, 2007 and December 31, 2006 were as follows:

                    Ordinary   Tax Exempt     Long-Term
                     Income      Income     Capital Gain    Total
                      (000)       (000)         (000)       (000)
                    --------   ----------   ------------   -------
Strategic Growth
   Fund
   2007              $ 1,827     $   --        $16,642     $18,469
   2006                   93         --          8,233       8,326

Large Cap Core
   Equity Fund
   2007              $ 4,190     $   --        $ 1,777     $ 5,967
   2006                  318         --             --         318

High Grade
   Income Fund
   2007              $ 5,901     $   --        $    --     $ 5,901
   2006                5,603         --             --       5,603

Hawaii Municipal
   Bond Fund
   2007              $   181     $6,697        $   647     $ 7,525
   2006                   67      6,717            525       7,309

Money Market Fund
   2007              $10,658     $   --        $    --     $10,658
   2006                9,879         --             --       9,879

Treasury Money
   Market Fund
   2007              $ 7,119     $   --        $    --     $ 7,119
   2006                8,671         --             --       8,671

June 30, 2008                         55               www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)

     As of December 31, 2007, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

                                   Large Cap                                     Treasury
                       Strategic      Core     High Grade     Hawaii     Money     Money
                         Growth      Equity      Income     Municipal   Market    Market
                          Fund        Fund        Fund      Bond Fund    Fund      Fund
                         (000)       (000)        (000)       (000)      (000)     (000)
                       ---------   ---------   ----------   ---------   ------   --------
Undistributed net
   investment income    $    --      $   --      $   --       $   --     $ --      $ 22
Undistributed
   long-term
   capital gain           1,793         404          --           --       --        --
Capital loss
   carryforwards             --          --        (958)          --      (19)       --
Post-October losses          --          --          --          (37)      --        --
Other temporary
   differences               --          --           2           --       --        --
Unrealized
   appreciation          21,731       5,286       2,900        2,122       --        --
                        -------      ------      ------       ------     ----      ----
Total Distributable
   Earnings
   (Accumulated
   Losses)              $23,524      $5,690      $1,944       $2,085     $(19)     $ 22
                        =======      ======      ======       ======     ====      ====

     Post-October losses represent losses realized on investment transactions from November 1, 2007 through December 31, 2007 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

     For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains as follows:

             High
             Grade    Money
            Income   Market
             Fund     Fund
             (000)    (000)
            ------   ------
Dec. 2009    $ --      $16
Dec. 2013      --        3
Dec. 2014     642       --
Dec. 2015     316       --
             ----      ---
Total        $958      $19
             ====      ===


Bishop Street Funds                   56

                                                                     (UNAUDITED)

     During the year ended December 31, 2007, the Money Market Fund and Treasury Money Market Fund utilized capital loss carryforwards of $3 and $57, respectively, to offset realized capital gains.

     The aggregate gross unrealized appreciation and depreciation of securities held by the Strategic Growth, Large Cap Core Equity, High Grade Income, and Hawaii Municipal Bond Funds for Federal income tax purposes at June 30, 2008 were as follows:

                             Strategic    Large Cap    High Grade     Hawaii
                               Growth        Core        Income     Municipal
                                Fund     Equity Fund      Fund      Bond Fund
                               (000)        (000)         (000)       (000)
                             ---------   -----------   ----------   ---------
Federal Tax Cost             $ 99,578      $ 92,369     $162,116     $166,896
                             --------      --------     --------     --------
Gross
   Unrealized Appreciation     14,223         7,632        3,248        1,716
Gross
   Unrealized Depreciation    (10,974)      (13,369)      (1,197)      (3,472)
                             --------      --------     --------     --------
Net
   Unrealized Appreciation
   (Depreciation)            $  3,249      $ (5,737)    $  2,051     $ (1,756)
                             ========      ========     ========     ========

8. RISKS

     The Hawaii Municipal Bond Fund invests primarily in debt instruments in the state of Hawaii. The issuers' ability to meet their obligations may be affected by economic developments in that state.

     In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. LINE OF CREDIT

     The Funds entered into an agreement which enables them to participate in a $5 million unsecured committed revolving line of credit with Union Bank of California, N.A. (the "Bank"). The proceeds from the borrowings shall be used to finance the Funds short


June 30, 2008                         57               www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)

term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings at the current reference rate minus 1%. For the six months ended June 30, 2008, the Funds had borrowings costs of $1,944 for the Strategic Growth Fund, $2,118 for the Large Cap Core Equity Fund, $78 for the High Grade Fund, and $490 for the Hawaii Municipal Bond Fund. As of June 30, 2008, there are no outstanding borrowings by the Funds.

10. OTHER

     At June 30, 2008, the percentage of total shares outstanding held by shareholders for each Fund, which comprised an omnibus account that was held on behalf of several individual shareholders, was as follows:

                                               Number of    % of Outstanding
                                             Shareholders        Shares
                                             ------------   ----------------
Strategic Growth Fund, Class I Shares              1              92.16%
Large Cap Core Equity Fund, Class I Shares         1              94.62
High Grade Income Fund, Class I Shares             2              94.46
Hawaii Municipal Bond Fund, Class I Shares         1              90.96
Hawaii Municipal Bond Fund, Class A Shares         2              21.80
Money Market Fund, Class I Shares                  1              93.70
Money Market Fund, Class A Shares                  1              99.37
Treasury Money Market Fund, Class I Shares         1              99.78

11. ACCOUNTING PRONOUNCEMENTS

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.


Bishop Street Funds                   58

Bishop Street Funds                                                  (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.


June 30, 2008                         59               www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

                                        Beginning     Ending                 Expenses
                                         Account     Account    Annualized     Paid
                                          Value       Value      Expense      During
                                          1/1/08     6/30/08      Ratios      Period*
                                        ---------   ---------   ----------   --------
STRATEGIC GROWTH FUND -- CLASS I
   ACTUAL FUND RETURN                   $1,000.00   $  875.30      1.07%       $4.99
   HYPOTHETICAL 5% RETURN                1,000.00    1,019.54      1.07         5.37

LARGE CAP CORE EQUITY FUND -- CLASS I
   ACTUAL FUND RETURN                   $1,000.00   $  882.40      1.05%       $4.91
   HYPOTHETICAL 5% RETURN                1,000.00    1,019.64      1.05         5.27

HIGH GRADE INCOME FUND -- CLASS I
   ACTUAL FUND RETURN                   $1,000.00   $1,013.90      0.76%       $3.81
   HYPOTHETICAL 5% RETURN                1,000.00    1,021.08      0.76         3.82

HAWAII MUNICIPAL BOND FUND -- CLASS I
   ACTUAL FUND RETURN                   $1,000.00   $1,004.50      0.55%       $2.74
   HYPOTHETICAL 5% RETURN                1,000.00    1,022.13      0.55         2.77

HAWAII MUNICIPAL BOND FUND -- CLASS A
   ACTUAL FUND RETURN                   $1,000.00   $  994.30      0.80%       $3.97
   HYPOTHETICAL 5% RETURN                1,000.00    1,020.89      0.80         4.02

MONEY MARKET FUND -- CLASS I
   ACTUAL FUND RETURN                   $1,000.00   $1,013.70      0.50%       $2.50
   HYPOTHETICAL 5% RETURN                1,000.00    1,022.38      0.50         2.51

MONEY MARKET FUND -- CLASS A
   ACTUAL FUND RETURN                   $1,000.00   $1,012.50      0.75%       $3.75
   HYPOTHETICAL 5% RETURN                1,000.00    1,021.13      0.75         3.77

TREASURY MONEY MARKET FUND -- CLASS I
   ACTUAL FUND RETURN                   $1,000.00   $1,009.40      0.44%       $2.20
   HYPOTHETICAL 5% RETURN                1,000.00    1,022.68      0.44         2.21

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Bishop Street Funds                   60

Bishop Street Funds                                                  (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of Bishop Street Funds (the "Trust") must annually review and re-approve the existing Advisory Agreement and Sub-Advisory Agreements (the "Agreements") after their initial two-year terms:
(i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for additional one-year terms. In preparation for the meeting, the Board requests and reviews a wide variety of information from Bishop Street Capital Management, BNP Paribas Asset Management and Lotsoff Capital Management (each, an "Adviser," and, collectively, the "Advisers"). The Trustees use this information, as well as other information that the Advisers and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Agreements for an additional year.

Prior to this year's meeting held on February 19-20, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Advisers regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Advisers; (ii) the investment performance of the Funds and the Advisers; (iii) the costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Advisers, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Advisers' fees and other aspects of the Agreements. Among other things, the representatives presented an overview of the Advisers, discussing each Adviser's investment personnel, assets under management and investment process. The Trustees then discussed the written materials that the Board received before the meeting and the Advisers' oral presentations and any other information that the Board received at the

June 30, 2008                         61               www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)

meeting, and deliberated on the renewal of the Agreements in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisers and the re-approval of the Agreements, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Advisers, the Board reviewed the portfolio management services provided by each Adviser to its respective Fund(s), including the quality and continuity of each Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for each Adviser was provided to the Board, as was the response of each Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of each respective Fund.

The Trustees also considered other services to be provided by each Adviser to its respective Fund(s) by the Advisers, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Advisers.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding each Fund's performance since the Agreements were last renewed and since inception. The Board also compared each Fund's performance to its benchmark index and other similar mutual funds over various periods of time. Each Adviser provided information regarding and led a discussion of factors impacting the performance of its respective Fund(s) over the past year, focusing on its investment approach and general economic factors. Based on this information, the Board concluded that the Bishop Street Treasury Money Market Fund and the Bishop Street Large Cap Core Equity Fund's performance was favorable and that the

Bishop Street Funds                   62

Bishop Street Funds                                                  (UNAUDITED)

Bishop Street High Grade Income Fund and the Bishop Street Money Market Fund's performance was comparable to their peer groups, and was overall satisfied with the investment results that each Adviser had been able to achieve for the respective Fund(s). Although the Bishop Street Hawaii Municipal Bond Fund underperformed its benchmark, a national municipal bond index, the Board took into account that the Fund's performance compared favorably to a peer group of similar Hawaii municipal debt funds and, therefore, concluded it was overall satisfied with the investment result that the Adviser had been able to achieve for the Fund.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by each Fund were reasonable, the Trustees reviewed a report of the fees paid to each Adviser and the costs and other expenses incurred by each Adviser in providing advisory services. The Advisers' representatives then discussed the profits realized by the Advisers from their relationship with the Fund. The Trustees considered the information provided and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by each Fund to those paid by other comparable mutual funds and concluded that the advisory fees were the result of arm's length negotiations, appeared reasonable in light of the services rendered and, after waivers, were comparable to the average advisory fees paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Funds.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of each Agreement are fair and reasonable;
(b) concluded that each Adviser's fees are reasonable in light of the services that each Adviser provides to the respective Fund(s); and (c) agreed to renew each Agreement for another year.

June 30, 2008                         63               www.bishopstreetfunds.com

                                     NOTES

                                   [GRAPHIC]

INVESTMENT ADVISER
BISHOP STREET CAPITAL MANAGEMENT
HONOLULU, HI 96813

ADMINISTRATOR
SEI INVESTMENTS GLOBAL FUNDS SERVICES
OAKS, PA 19456

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
OAKS, PA 19456

TRANSFER AGENT
DST SYSTEMS, INC.
KANSAS CITY, MO 64121

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
SAN FRANCISCO, CA 94101

LEGAL COUNSEL
MORGAN, LEWIS & BOCKIUS LLP
PHILADELPHIA, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PRICEWATERHOUSECOOPERS LLP
PHILADELPHIA, PA 19103

                           (BISHOP STREET FUNDS LOGO)

      FOR MORE INFORMATION ABOUT BISHOP STREET FUNDS, CALL 1-800-262-9565
                         OR YOUR INVESTMENT SPECIALIST
                  VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM

(BISHOP STREET FUNDS LOGO)   BISHOP STREET FUNDS
                             P.O. BOX 219721
                             KANSAS CITY, MO 64121-9721

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF BISHOP STREET FUNDS' SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

SHARES OF BISHOP STREET FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY FIRST HAWAIIAN BANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN SHARES OF MUTUAL FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE BISHOP STREET FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., WHICH IS NOT AFFILIATED WITH FIRST HAWAIIAN BANK, BANK OF THE WEST OR BANCWEST CORPORATION. BANCWEST CORPORATION IS A WHOLLY-OWNED SUBSIDIARY OF BNP PARIBAS.

BSF-SA-004-1400


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ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


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ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.


--------------------------------------------------------------------------------


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Bishop Street Funds


By (Signature and Title)*                  /s/ Philip T. Masterson
                                           ------------------------
                                           Philip T. Masterson, President

Date: September 4, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Philip T. Masterson
                                           ------------------------
                                           Philip T. Masterson, President


Date: September 4, 2008


By (Signature and Title)*                  /s/ Michael Lawson
                                           ------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: September 4, 2008

* Print the name and title of each signing officer under his or her signature.